UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00214

SENTINEL GROUP FUNDS, INC.
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 282-3863

Date of fiscal year end:	11/30/14

Date of reporting period:	08/31/14

ITEM 1.  Schedule of Investments (follows)

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at August 31, 2014

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	63.0%
U.S. Government Obligations	20.5%
Domestic Corporate Bonds	9.7%
Foreign Stocks & ADR’s	3.5%
Cash and Other	3.3%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	1.7%
Apple, Inc.	1.7%
PepsiCo, Inc.	1.4%
Honeywell Int’l., Inc.	1.3%
Visa, Inc.	1.3%
Johnson & Johnson	1.3%
Schlumberger Ltd.	1.3%
Wells Fargo & Co.	1.2%
Time Warner, Inc.	1.2%
The Travelers Cos., Inc.	1.2%
Total of Net Assets	13.6%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q02664	4.50%	08/01/41	2.3%
FNMA OCT TBA	4.00%	10/01/41	2.3%
FNMA AT2016	3.00%	04/01/43	1.7%
FNMA TBA 15YR	2.50%	12/01/99	1.5%
FNMA TBA 30YR	3.00%	12/01/99	1.2%
GNMA II 005175	4.50%	09/20/41	1.1%
FHR 3859 JB	5.00%	05/15/41	0.8%
FNMA 725423	5.50%	05/01/34	0.6%
FNMA 725610	5.50%	07/01/34	0.6%
FHLMC J22900	2.50%	03/01/28	0.5%
Total of Net Assets			12.6%

Average Effective Duration 1.2 years**

*”Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 20.5%
U.S. Government Agency Obligations 17.4%
Federal Farm Credit Bank 3.1%
Agency Discount Notes:
0.03%, 09/04/14	10,000 M	$9,999,975
Federal Home Loan Mortgage Corporation 3.9%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	2,762,790
Mortgage-Backed Securities:
15-Year:
FHLMC E01492
5.5%, 10/01/18	6 M	6,862
FHLMC G18091
6%, 12/01/20	5 M	5,967
FHLMC G18106
5.5%, 03/01/21	6 M	6,813
FHLMC G11943
5.5%, 04/01/21	8 M	8,882
FHLMC J22900
2.5%, 03/01/28	1,706 M	1,734,301
		1,762,825
20-Year:
FHLMC P00020
6.5%, 10/01/22	27 M	27,482
30-Year:
FHLMC G08062
5%, 06/01/35	10 M	11,598
FHLMC A90197
4.5%, 12/01/39	726 M	785,127
FHLMC Q02664
4.5%, 08/01/41	6,992 M	7,557,513
		8,354,238
Total Federal Home Loan Mortgage Corporation		12,907,335
Federal National Mortgage Association 8.8%
Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	6 M	6,191
Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	9 M	9,567
FNMA 255273
4.5%, 06/01/19	15 M	16,070
FNMA 255358
5%, 09/01/19	4 M	3,874

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA TBA 15YR
2.5%, 12/01/99(a)	4,920 M	$4,987,650
		5,017,161
30-Year:
FNMA 687301
6%, 11/01/32	207	234
FNMA 690305
5.5%, 03/01/33	4 M	4,761
FNMA 748895
6%, 12/01/33	147 M	165,180
FNMA 725423
5.5%, 05/01/34	1,786 M	2,008,432
FNMA 725610
5.5%, 07/01/34	1,679 M	1,887,088
FNMA AD9193
5%, 09/01/40	960 M	1,061,627
FNMA OCT TBA
4%, 10/01/41(a)	6,980 M	7,375,079
FNMA AL2860
3%, 12/01/42	1,598 M	1,598,872
FNMA AT2016
3%, 04/01/43	5,627 M	5,617,778
FNMA AS1586
4.5%, 01/01/44	—	—
FNMA TBA 30YR
3%, 12/01/99(a)	4,080 M	4,051,392
		23,770,443
Total Federal National Mortgage Association		28,793,795
Government National Mortgage Corporation 1.6%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	821,665
GNR 12-147 IO
.6011%, 04/16/54	14,217 M	716,070
		1,537,735
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	3,376 M	3,683,148
Total Government National Mortgage Corporation		5,220,883
Total U.S. Government Agency Obligations		56,921,988
U.S. Treasury Obligations 3.1%
U.S. Treasury Bill
0.015%, 09/04/14	10,000 M	9,999,988
Total U.S. Treasury Obligations		9,999,988
Total U.S. Government Obligations (Cost $66,358,227)		66,921,976
Domestic Corporate Bonds 9.7%
Basic Industry 1.9%
Alfa SAB de CV
5.25%, 03/25/24(b)	705 M	763,162
Allegheny Technologies, Inc.
5.875%, 08/15/23	895 M	988,900
Barrick Gold Corp.
4.1%, 05/01/23	340 M	345,446
CF Industries, Inc.
3.45%, 06/01/23	600 M	599,985
Cornerstone Chemical Co.
9.375%, 03/15/18(b)	525 M	556,500
Glencore Funding LLC
4.125%, 05/30/23(b)	1,050 M	1,073,566
Methanex Corp.
5.25%, 03/01/22	695 M	775,042
Packaging Corp of America
4.5%, 11/01/23	300 M	324,224
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	765 M	796,945
		6,223,770
Capital Goods 0.1%
Albea Beauty Holdings SA
8.375%, 11/01/19(b)	295 M	323,025
Communications 0.8%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	325 M	342,875
DIRECTV Holdings LLC
3.8%, 03/15/22	725 M	756,870
Rogers Communications, Inc.
4.1%, 10/01/23	480 M	504,135
T-Mobile USA, Inc.
6.125%, 01/15/22	125 M	130,000
Verizon Communications, Inc.
6.55%, 09/15/43	500 M	644,941
Videotron Ltd.
5%, 07/15/22	330 M	340,725
		2,719,546
Consumer Cyclical 0.7%
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	490 M	499,522
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	320 M	341,200
6.125%, 07/01/22(b)	250 M	260,312
Chrysler Group LLC
8.25%, 06/15/21	465 M	521,963
Ford Motor Credit Co LLC
4.25%, 09/20/22	625 M	668,929
		2,291,926
Consumer Non-Cyclical 0.3%
Pernod-Ricard SA
4.45%, 01/15/22(b)	980 M	1,055,112
Energy 2.5%
Access Midstream Partners LP
6.125%, 07/15/22	415 M	453,387
Gastar Exploration, Inc.
8.625%, 05/15/18	250 M	260,000
Halcon Resources Corp.
8.875%, 05/15/21	235 M	248,513
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	590 M	641,625
Nabors Industries, Inc.
5.1%, 09/15/23	635 M	704,171
NGL Energy Partners LP
6.875%, 10/15/21(b)	450 M	484,875
Penn Virginia Resource Partners LP
8.375%, 06/01/20	97 M	108,398
6.5%, 05/15/21	410 M	443,825
Rowan Cos, Inc.
4.875%, 06/01/22	665 M	714,816
Spectra Energy Capital LLC
3.3%, 03/15/23	1,265 M	1,222,888
Talisman Energy, Inc.
3.75%, 02/01/21	730 M	756,517
TC PipeLines LP
4.65%, 06/15/21	285 M	304,501
Tervita Corp.
9.75%, 11/01/19(b)	415 M	418,113
Transocean, Inc.
6.5%, 11/15/20	650 M	736,148
Weatherford Int’l. Ltd
5.125%, 09/15/20	670 M	746,506
		8,244,283
Financials 0.5%
FirstMerit Corp.
4.35%, 02/04/23	1,005 M	1,060,045
Prospect Capital Corp.
5%, 07/15/19	500 M	521,580
		1,581,625
Insurance 0.7%
American Int’l. Group, Inc.
5.6%, 10/18/16	930 M	1,016,996
Genworth Holdings, Inc.
4.9%, 08/15/23	425 M	451,561
Infinity Property & Casualty Corp.
5%, 09/19/22	700 M	746,340
		2,214,897
Real Estate 0.8%
CBL & Associates LP
5.25%, 12/01/23	720 M	786,270
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	725 M	820,413
WP Carey, Inc.
4.6%, 04/01/24	970 M	1,015,162
		2,621,845
Technology 1.0%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	180 M	190,350
Amphenol Corp.
2.55%, 01/30/19	525 M	531,490
Ericsson LM
4.125%, 05/15/22	940 M	988,388

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18	725 M	$750,375
Seagate HDD Cayman
4.75%, 06/01/23	740 M	767,750
		3,228,353
Transportation 0.4%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	950 M	972,084
Watco Cos LLC
6.375%, 04/01/23(b)	250 M	256,875
		1,228,959
Total Domestic Corporate Bonds (Cost $30,248,530)		31,733,341

	Shares
Domestic Common Stocks 63.0%
Consumer Discretionary 6.5%
Coach, Inc.	25,000	920,750
Comcast Corp.	60,000	3,276,000
Gap, Inc.	50,000	2,307,500
McDonald’s Corp.	35,000	3,280,200
Nordstrom, Inc.	20,000	1,385,000
Omnicom Group, Inc.	20,000	1,440,200
Time Warner Cable, Inc.	17,500	2,588,775
Time Warner, Inc.	50,000	3,851,500
TJX Cos., Inc.	40,000	2,384,400
		21,434,325
Consumer Staples 4.8%
CVS Caremark Corp.	20,000	1,589,000
Kraft Foods Group, Inc.	35,000	2,061,500
PepsiCo, Inc.	50,000	4,624,500
Philip Morris Int’l., Inc.	30,000	2,567,400
Procter & Gamble Co.	40,000	3,324,400
Wal-Mart Stores, Inc.	20,000	1,510,000
		15,676,800
Energy 7.3%
Apache Corp.	20,000	2,036,600
Chevron Corp.	25,000	3,236,250
EOG Resources, Inc.	30,000	3,296,400
ExxonMobil Corp.	38,000	3,779,480
Marathon Oil Corp.	40,000	1,667,600
Marathon Petroleum Corp.	20,000	1,820,200
Noble Energy, Inc.	40,000	2,885,600
Schlumberger Ltd.	37,700	4,133,428
Weatherford Int’l. PLC*	39,800	942,862
		23,798,420
Financials 10.0%
ACE Ltd.	15,000	1,594,950
American Express Co.	40,000	3,582,000
CME Group, Inc.	28,300	2,166,365
Discover Financial Services	60,000	3,742,200
Goldman Sachs Group, Inc.	11,000	1,970,210
JPMorgan Chase & Co.	50,000	2,972,500
McGraw-Hill Financial, Inc.	35,000	2,839,550
MetLife, Inc.	30,000	1,642,200
Morgan Stanley	50,000	1,715,500
PNC Financial Services Group, Inc.	12,500	1,059,375
The Travelers Cos., Inc.	40,000	3,788,400
US Bancorp	40,000	1,691,200
Wells Fargo & Co.	75,000	3,858,000
		32,622,450
Health Care 9.5%
Amgen, Inc.	25,000	3,484,500
Becton Dickinson & Co.	15,000	1,757,550
Bristol-Myers Squibb Co.	50,000	2,532,500
Covidien PLC	20,000	1,736,600
Eli Lilly & Co.	30,000	1,906,800
Gilead Sciences, Inc.*	20,000	2,151,600
Johnson & Johnson	40,000	4,149,200
Medtronic, Inc.	36,200	2,311,370
Merck & Co., Inc.	55,000	3,306,050
Pfizer, Inc.	50,000	1,469,500
Stryker Corp.	15,000	1,249,650
UnitedHealth Group, Inc.	20,000	1,733,600
Zimmer Holdings, Inc.	20,000	1,986,200
Zoetis, Inc.	35,000	1,240,400
		31,015,520
Industrials 7.7%
Boeing Co.	25,000	3,170,000
Canadian National Railway Co.	45,000	3,233,700
Deere & Co.	20,000	1,681,800
General Dynamics Corp.	19,400	2,391,050
General Electric Co.	75,000	1,948,500
Honeywell Int’l., Inc.	45,000	4,285,350
Tyco Int’l. Ltd.	60,000	2,677,200
United Technologies Corp.	35,000	3,779,300
Verisk Analytics, Inc.*	30,000	1,925,700
		25,092,600
Information Technology 14.0%
Accenture PLC	30,000	2,431,800
Altera Corp.	50,000	1,767,000
ANSYS, Inc.*	20,000	1,626,000
Apple, Inc.	53,200	5,453,000
Check Point Software Technologies Ltd.*	34,000	2,414,680
Cisco Systems, Inc.	150,000	3,748,500
EMC Corp.	100,000	2,953,000
Int’l. Business Machines Corp.	15,000	2,884,500
KLA-Tencor Corp.	29,600	2,262,032
Microsoft Corp.	124,990	5,678,296
NetApp, Inc.	55,000	2,318,800
Riverbed Technology, Inc.*	75,000	1,413,000
Seagate Technology PLC	28,400	1,777,272
Synopsys, Inc.*	25,000	1,022,500
Texas Instruments, Inc.	60,000	2,890,800
Visa, Inc.	20,000	4,250,400
Western Union Co.	45,000	786,150
		45,677,730
Materials 1.7%
EI Du Pont de Nemours & Co.	30,000	1,983,300
Freeport-McMoRan Copper & Gold, Inc.	60,000	2,182,200
Praxair, Inc.	12,000	1,578,600
		5,744,100
Telecommunication Services 1.5%
Rogers Communications, Inc.	50,000	2,039,500
Verizon Communications, Inc.	60,000	2,989,200
		5,028,700
Total Domestic Common Stocks (Cost $105,140,213)		206,090,645
Foreign Stocks & ADR’s 3.5%
Australia 0.4%
BHP Billiton Ltd. ADR	20,000	1,372,600
Mexico 0.5%
America Movil SAB de CV ADR	60,000	1,470,600
Netherlands 1.0%
Unilever NV ADR	80,000	3,331,200
Spain 0.6%
Banco Bilbao Vizcaya Argentaria SA ADR	174,984	2,122,556
Switzerland 1.0%
ABB Ltd. ADR	59,964	1,365,380
Roche Holding AG ADR	50,000	1,825,500
		3,190,880
Total Foreign Stocks & ADR’s (Cost $10,542,639)		11,487,836
Institutional Money Market Funds 6.9%
State Street Institutional US Government Money Market Fund (Cost $22,401,631)	22,401,631	22,401,631

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Total Investments 103.6% (Cost $234,691,240)†		$338,635,429
Excess of Liabilities Over Other Assets (3.6)%		(11,872,070)
Net Assets 100.0%		$326,763,359

*                 Non-income producing.

†                 Cost for federal income tax purposes is $234,691,240. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $103,944,189 of which $105,039,440 related to appreciated securities and $1,095,251 related to depreciated securities.

(a)         The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2014, the market value of rule 144A securities amounted to $6,847,699 or 2.10% of net assets.

ADR  -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund

(Unaudited)

Fund Profile

at August 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	34.2%
Consumer Discretionary	15.8%
Health Care	13.2%
Industrials	10.9%
Financials	7.1%
Consumer Staples	7.0%
Energy	3.7%
Materials	3.4%
Telecommunication Services	2.2%

Top 10 Holdings**

Description	Percent of Net Assets
Schlumberger Ltd.	3.1%
Microsoft Corp.	2.9%
Apple, Inc.	2.8%
Tyco Int’l. Ltd.	2.6%
Zoetis, Inc.	2.6%
Amazon.com, Inc.	2.4%
Check Point Software Technologies Ltd.	2.4%
Riverbed Technology, Inc.	2.4%
Gap, Inc.	2.3%
America Movil SAB de CV	2.2%
Total of Net Assets	25.7%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 87.8%
Consumer Discretionary 15.8%
Amazon.com, Inc.*	8,000	$2,712,320
Bed Bath & Beyond, Inc.*	22,040	1,416,290
Coach, Inc.	30,000	1,104,900
Comcast Corp.	40,000	2,184,000
Gap, Inc.	55,670	2,569,171
Home Depot, Inc.	21,800	2,038,300
McDonald’s Corp.	22,000	2,061,840
Time Warner, Inc.	30,000	2,310,900
TRW Automotive Holdings Corp.*	12,000	1,155,480
		17,553,201
Consumer Staples 5.1%
CVS Caremark Corp.	25,650	2,037,892
Kraft Foods Group, Inc.	24,113	1,420,256
PepsiCo, Inc.	23,410	2,165,191
		5,623,339
Energy 3.7%
Noble Energy, Inc.	10,000	721,400
Schlumberger Ltd.	31,100	3,409,804
		4,131,204
Financials 6.0%
CME Group, Inc.	20,820	1,593,771
Discover Financial Services	25,000	1,559,250
JPMorgan Chase & Co.	34,670	2,061,132
Wells Fargo & Co.	26,600	1,368,304
		6,582,457
Health Care 11.6%
Covidien PLC	25,550	2,218,507
Eli Lilly & Co.	28,000	1,779,680
Gilead Sciences, Inc.*	16,000	1,721,280
Henry Schein, Inc.*	15,000	1,795,350
Medtronic, Inc.	18,000	1,149,300
UnitedHealth Group, Inc.	15,000	1,300,200
Zoetis, Inc.	80,000	2,835,200
		12,799,517
Industrials 9.0%
Boeing Co.	12,000	1,521,600
Canadian National Railway Co.	30,000	2,155,800
Deere & Co.	20,230	1,701,141
Tyco Int’l. Ltd.	65,000	2,900,300
Verisk Analytics, Inc.*	26,550	1,704,244
		9,983,085
Information Technology 34.2%
Altera Corp.	53,140	1,877,968
ANSYS, Inc.*	30,000	2,439,000
Apple, Inc.	30,520	3,128,300
Check Point Software Technologies Ltd.*	38,130	2,707,993
Cisco Systems, Inc.	93,970	2,348,310
Cognizant Technology Solutions Corp.*	34,740	1,588,660
Google, Inc. Cl A*	2,000	1,164,720
Google, Inc. Cl C*	2,000	1,143,200
KLA-Tencor Corp.	18,100	1,383,202
Microsoft Corp.	69,980	3,179,191
NetApp, Inc.	56,030	2,362,225
Qualcomm, Inc.	10,000	761,000
Riverbed Technology, Inc.*	140,000	2,637,600
Sapient Corp.*	80,000	1,160,800
Seagate Technology PLC	20,000	1,251,600
Synopsys, Inc.*	54,390	2,224,551
Texas Instruments, Inc.	47,000	2,264,460
Visa, Inc.	11,000	2,337,720
VMware, Inc.*	20,000	1,971,600
		37,932,100
Materials 2.4%
Freeport-McMoRan Copper & Gold, Inc.	39,890	1,450,799
Praxair, Inc.	9,200	1,210,260
		2,661,059
Total Domestic Common Stocks (Cost $74,896,881)		97,265,962
Foreign Stocks & ADR’s 9.7%
Australia 1.0%
BHP Billiton Ltd. ADR	16,540	1,135,140

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Mexico 2.2%
America Movil SAB de CV ADR	100,760	$2,469,627

Netherlands 1.9%
Unilever NV ADR	50,000	2,082,000

Spain 1.1%
Banco Bilbao Vizcaya Argentaria SA ADR	101,960	1,236,775

Switzerland 3.5%
ABB Ltd. ADR	90,000	2,049,300
Roche Holding AG ADR	48,880	1,784,609
		3,833,909
Total Foreign Stocks & ADR’s (Cost $9,564,546)		10,757,451

Institutional Money Market Funds 2.3%
State Street Institutional US Government Money Market Fund (Cost $2,598,771)	2,598,771	2,598,771
Total Investments 99.8% (Cost $87,060,198)†		110,622,184

Other Assets in Excess of Liabilities 0.2%		267,853
Net Assets 100.0%		$110,890,037

*	Non-income producing.

†

Cost for federal income tax purposes is $87,060,198. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $23,561,986 of which $24,368,966 related to appreciated securities and $806,980 related to depreciated securities.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at August 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.5%
Financials	16.0%
Health Care	14.8%
Industrials	11.4%
Energy	11.2%
Consumer Discretionary	9.2%
Consumer Staples	8.4%
Telecommunication Services	3.1%
Materials	2.7%
Index	1.0%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	2.3%
Wells Fargo & Co.	2.0%
Schlumberger Ltd.	2.0%
Johnson & Johnson	1.9%
PepsiCo, Inc.	1.9%
Visa, Inc.	1.9%
ExxonMobil Corp.	1.8%
Merck & Co., Inc.	1.8%
United Technologies Corp.	1.7%
Apple, Inc.	1.7%
Total of Net Assets	19.0%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 92.2%
Consumer Discretionary 9.2%
Bed Bath & Beyond, Inc.*	225,000	$14,458,500
Coach, Inc.	250,000	9,207,500
Comcast Corp.	512,500	27,982,500
Gap, Inc.	450,000	20,767,500
Lear Corp.	100,000	10,113,000
McDonald’s Corp.	300,000	28,116,000
Nordstrom, Inc.	200,000	13,850,000
Omnicom Group, Inc.	150,000	10,801,500
Time Warner Cable, Inc.	120,000	17,751,600
Time Warner, Inc.	450,000	34,663,500
TJX Cos., Inc.	350,000	20,863,500
TRW Automotive Holdings Corp.*	241,100	23,215,519
		231,790,619
Consumer Staples 7.2%
CVS Caremark Corp.	375,000	29,793,750
Kraft Foods Group, Inc.	450,000	26,505,000
PepsiCo, Inc.	525,000	48,557,250
Philip Morris Int’l., Inc.	360,000	30,808,800
Procter & Gamble Co.	450,000	37,399,500
Wal-Mart Stores, Inc.	125,000	9,437,500
		182,501,800
Energy 11.2%
Apache Corp.	250,000	25,457,500
Chevron Corp.	325,000	42,071,250
EOG Resources, Inc.	230,000	25,272,400
ExxonMobil Corp.	455,000	45,254,300
Marathon Oil Corp.	650,000	27,098,500
Marathon Petroleum Corp.	200,000	18,202,000
Noble Energy, Inc.	550,000	39,677,000
Schlumberger Ltd.	463,200	50,785,248
Weatherford Int’l. PLC*	390,400	9,248,576
		283,066,774
Financials 15.1%
ACE Ltd.	150,000	15,949,500
American Express Co.	325,000	29,103,750
CME Group, Inc.	333,500	25,529,425
Discover Financial Services	565,000	35,239,050
Goldman Sachs Group, Inc.	75,000	13,433,250
JPMorgan Chase & Co.	700,000	41,615,000
McGraw-Hill Financial, Inc.	375,000	30,423,750
MetLife, Inc.	617,100	33,780,054
Morgan Stanley	950,000	32,594,500
PNC Financial Services Group, Inc.	325,000	27,543,750
The Travelers Cos., Inc.	260,000	24,624,600
US Bancorp	450,000	19,026,000
Wells Fargo & Co.	1,000,000	51,440,000
		380,302,629
Health Care 13.9%
Amgen, Inc.	250,000	34,845,000
Becton Dickinson & Co.	165,000	19,333,050
Bristol-Myers Squibb Co.	375,000	18,993,750
Covidien PLC	275,000	23,878,250
Eli Lilly & Co.	400,000	25,424,000
Gilead Sciences, Inc.*	225,000	24,205,500
Johnson & Johnson	475,000	49,271,750
Medtronic, Inc.	355,000	22,666,750
Merck & Co., Inc.	750,000	45,082,500
Stryker Corp.	225,000	18,744,750
UnitedHealth Group, Inc.	420,100	36,414,268
Zimmer Holdings, Inc.	150,000	14,896,500
Zoetis, Inc.	500,000	17,720,000
		351,476,068
Industrials 10.7%
Boeing Co.	300,000	38,040,000

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Canadian National Railway Co.	425,000	$30,540,500
Deere & Co.	175,000	14,715,750
General Dynamics Corp.	196,700	24,243,275
General Electric Co.	900,000	23,382,000
Honeywell Int’l., Inc.	425,000	40,472,750
Tyco Int’l. Ltd.	650,000	29,003,000
United Technologies Corp.	400,000	43,192,000
Verisk Analytics, Inc.*	400,000	25,676,000
		269,265,275
Information Technology 20.5%
Accenture PLC	275,000	22,291,500
Altera Corp.	650,000	22,971,000
ANSYS, Inc.*	250,000	20,325,000
Apple, Inc.	420,000	43,050,000
Check Point Software Technologies Ltd.*	400,000	28,408,000
Cisco Systems, Inc.	1,400,000	34,986,000
EMC Corp.	900,000	26,577,000
Int’l. Business Machines Corp.	135,000	25,960,500
KLA-Tencor Corp.	342,900	26,204,418
Microsoft Corp.	1,250,010	56,787,954
NetApp, Inc.	625,000	26,350,000
Oracle Corp.	470,000	19,519,100
Riverbed Technology, Inc.*	900,000	16,956,000
Seagate Technology PLC	400,500	25,063,290
Synopsys, Inc.*	550,000	22,495,000
Texas Instruments, Inc.	750,000	36,135,000
Visa, Inc.	222,000	47,179,440
Western Union Co.	928,400	16,219,148
		517,478,350
Materials 2.1%
EI Du Pont de Nemours & Co.	275,000	18,180,250
Freeport-McMoRan Copper & Gold, Inc.	525,000	19,094,250
Praxair, Inc.	125,000	16,443,750
		53,718,250
Telecommunication Services 2.3%
Rogers Communications, Inc.	500,000	20,395,000
Verizon Communications, Inc.	750,000	37,365,000
		57,760,000
Total Domestic Common Stocks (Cost $1,250,291,328)		2,327,359,765

Domestic Exchange Traded Funds 1.0%
Index 1.0%
SPDR Trust Series 1 (Cost $24,660,094)	125,000	25,088,750

Foreign Stocks & ADR’s 5.1%
Australia 0.6%
BHP Billiton Ltd. ADR	200,000	13,726,000

Mexico 0.8%
America Movil SAB de CV ADR	850,000	20,833,500

Netherlands 1.2%
Unilever NV ADR	750,000	31,230,000

Spain 0.9%
Banco Bilbao Vizcaya Argentaria SA ADR	1,899,970	23,046,636

Switzerland 1.6%
ABB Ltd. ADR	724,994	16,508,113
Roche Holding AG ADR	625,000	22,818,750
		39,326,863
Total Foreign Stocks & ADR’s (Cost $122,712,849)		128,162,999

Institutional Money Market Funds 1.2%
State Street Institutional US Government Money Market Fund (Cost $30,871,427)	30,871,427	30,871,427

	Principal Amount (M=$1,000)
U.S. Government Obligations 0.4%
Federal Home Loan Bank 0.4%
Agency Discount Notes:
0.035%, 09/10/14 (Cost $9,999,913)	10,000 M	9,999,913
Total Investments 99.9% (Cost $1,438,535,611)†		2,521,482,854

Other Assets in Excess of Liabilities 0.1%		3,743,021
Net Assets 100.0%		$2,525,225,875

*	Non-income producing.

†

Cost for federal income tax purposes is $1,438,535,611. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $1,082,947,243 of which $1,090,514,716 related to appreciated securities and $7,567,473 related to depreciated securities.

ADR	- American Depositary Receipt
SPDR	- Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Fund

(Unaudited)

Fund Profile

at August 31, 2014

Top 10 Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
Gwinnett County School District, GA GO	5.00%	02/01/24	15.7%
Municipal Electric Auth. of Georgia REV	5.25%	01/01/19	9.7%
Georgia State Road & Tollway Auth. REV	5.00%	06/01/18	9.5%
Houston County Hospital Auth. REV	5.25%	10/01/16	7.7%
City of Columbus, GA REV	5.00%	05/01/20	7.3%
Cobb County Kennestone Hospital Auth. REV	5.25%	04/01/20	4.9%
Cobb County Kennestone Hospital Auth. REV	5.25%	04/01/21	4.9%
Marietta Development Authority, GA REV	5.00%	06/15/23	4.9%
Albany-Dougherty County Hospital Auth. REV	5.00%	12/01/25	4.8%
County of Forsyth, GA GO	5.00%	03/01/22	4.8%
Total of Net Assets			74.2%

Average Effective Duration (for all Fixed Income Holdings) 5.2 years**

* “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgagebacked bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Municipal Bonds 95.8%
Georgia 95.8%
Albany-Dougherty County Hospital Auth. REV
5%, 12/01/25	500 M	$579,640
City of Columbus, GA REV
5%, 05/01/20	750 M	873,915
Cobb County Kennestone Hospital Auth. REV
5.25%, 04/01/20	500 M	590,230
5.25%, 04/01/21	500 M	589,650
Columbia County, GA GO
5%, 04/01/17	250 M	278,132
Commerce School District, GA GO
5%, 08/01/21	250 M	292,155
County of Forsyth, GA GO
5%, 03/01/22	500 M	579,515
County of Gilmer, GA GO
5%, 04/01/20	500 M	546,960
Georgia State Road & Tollway Auth. REV
5%, 06/01/18	1,000 M	1,147,320
Gwinnett County School District, GA GO
5%, 02/01/24	1,500 M	1,882,695
Houston County Hospital Auth. REV
5.25%, 10/01/16	850 M	929,900
Madison County School District, GA GO
5%, 02/01/24	345 M	405,054
Marietta Development Authority, GA REV
5%, 06/15/23	500 M	584,660
Municipal Electric Auth. of Georgia REV
5.25%, 01/01/19	1,000 M	1,172,030
Paulding County School District, GA REV
5%, 02/01/21	250 M	281,363
Paulding County, GA REV
5%, 02/01/21	500 M	554,430
Winder-Barrow Industrial Building Auth. REV
4%, 12/01/21	215 M	237,736
Total Municipal Bonds (Cost $10,586,671)		11,525,385

	Shares
Institutional Money Market Funds 3.3%
State Street Institutional US Government Money Market Fund (Cost $400,709)	400,709	400,709
Total Investments 99.1% (Cost $10,987,380)†		11,926,094
Other Assets in Excess of Liabilities 0.9%		103,124
Net Assets 100.0%		$12,029,218

†                 Cost for federal income tax purposes is $10,987,380. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $938,714 of which $952,648 related to appreciated securities and $13,934 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at August 31, 2014

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	6.2%
1 yr. to 2.99 yrs.	0.0%
3 yrs. to 3.99 yrs.	16.7%
4 yrs. to 5.99 yrs.	58.5%
6 yrs. to 7.99 yrs.	18.6%
8 yrs. and over	0.0%

Average Effective Duration (for all Fixed Income Holdings) 4.6 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AL2860	3.00%	12/01/42	6.2%
FNMA AI4728	4.50%	07/01/41	6.1%
GNMA AG8936	4.00%	02/15/44	5.9%
FHR 3331 PE	6.00%	06/15/37	5.7%
FHLMC J22900	2.50%	03/01/28	5.5%
FNMA AT2016	3.00%	04/01/43	5.5%
GNMA II MA1679	4.50%	02/20/44	5.2%
FNMA AD9193	5.00%	09/01/40	5.1%
GNR 10-33 PX	5.00%	09/20/38	4.8%
FNMA AB7845	3.00%	02/01/43	4.7%
Total of Net Assets			54.7%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

**”Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at August 31, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 94.0%
U.S. Government Agency Obligations 94.0%
Federal Home Loan Mortgage Corporation 27.2%
Collateralized Mortgage Obligations:
FHR 3331 PE
6%, 06/15/37	19,728 M	$22,442,770
FHR 3859 JB
5%, 05/15/41	14,055 M	15,532,405
		37,975,175
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	21,327 M	21,678,760

30-Year:
FHLMC 170141
11%, 09/01/15	41	41
FHLMC 170147
11%, 11/01/15	86	89
FHLMC 360017
11%, 11/01/17	71	74
FHLMC A64971
5.5%, 08/01/37	17 M	18,495
FHLMC G05483
4.5%, 06/01/39	16,776 M	18,268,177
FHLMC G05624
4.5%, 09/01/39	16,310 M	17,751,064
FHLMC A89148
4%, 10/01/39	10,672 M	11,303,479
		47,341,419
Total Federal Home Loan Mortgage Corporation		106,995,354

Federal National Mortgage Association 43.8%
Collateralized Mortgage Obligations:
FNR 12-47 AI
3%, 05/25/22	10,234 M	753,199
FNR 03-32 BZ
6%, 11/25/32	626 M	700,481
		1,453,680
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR
2.5%, 12/01/99(a)	5,480 M	5,555,350

20-Year:
FNMA 758564
6%, 09/01/24	270 M	303,856

25-Year:
FNMA 251808
10%, 04/01/18	9 M	9,497

30-Year:
FNMA 426830
8%, 11/01/24	21 M	21,485
FNMA 738887
5.5%, 10/01/33	424 M	471,513
FNMA 748895
6%, 12/01/33	146 M	165,161
FNMA 881279
5%, 11/01/36	1,547 M	1,718,497
FNMA 931533
4.5%, 07/01/39	3,575 M	3,869,323
FNMA 931535
5.5%, 07/01/39	1,920 M	2,144,006
FNMA AE0215
4%, 12/01/39	14,322 M	15,201,072
FNMA AD9193
5%, 09/01/40	18,237 M	20,170,916
FNMA AI4728
4.5%, 07/01/41	21,996 M	23,818,247
FNMA OCT TBA
4%, 10/01/41(a)	6,990 M	7,385,645
FNMA AL2860
3%, 12/01/42	24,487 M	24,501,028
FNMA AB7845
3%, 02/01/43	18,586 M	18,630,690
FNMA AT2016
3%, 04/01/43	21,679 M	21,642,259
FNMA AS1586
4.5%, 01/01/44	13,454 M	14,554,558

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA TBA 30YR
3%, 12/01/99(a)	10,810 M	$10,734,203
		165,028,603
Total Federal National Mortgage Association		172,350,986

Government National Mortgage Corporation 23.0%
Collateralized Mortgage Obligations:
GNR 07-14 PB
5.4%, 03/20/37	13,500 M	15,252,631
GNR 10-33 PX
5%, 09/20/38	17,025 M	19,011,512
		34,264,143
Mortgage-Backed Securities:
20-Year:
GNMA 623177
6.5%, 08/15/23	31 M	35,269

30-Year:
GNMA 506805
6.5%, 06/15/29	94 M	107,789
GNMA II 004424
5%, 04/20/39	11,343 M	12,579,995
GNMA AG8936
4%, 02/15/44	21,538 M	23,148,308
GNMA II MA1679
4.5%, 02/20/44	18,693 M	20,361,307
		56,197,399
Total Government National Mortgage Corporation		90,496,811
Total U.S. Government Obligations (Cost $364,334,010)		369,843,151

Residential Mortgage-Backed Securities 3.0%
Financials 3.0%
Bear Stearns Trust FLT
2.6226%, 06/25/34 (Cost $11,657,956)	11,439 M	11,700,072

	Shares
Institutional Money Market Funds 6.3%
State Street Institutional US Government Money Market Fund (Cost $24,700,115)	24,700,115	24,700,115
Total Investments 103.3% (Cost $400,692,081)†		406,243,338

Excess of Liabilities Over Other Assets (3.3)%		(12,864,382)

Net Assets 100.0%		$393,378,956

†                      Cost for federal income tax purposes is $400,692,081. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $5,551,257 of which $5,737,351 related to appreciated securities and $186,094 related to depreciated securities.

(a)              The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund

(Unaudited)

Fund Profile

at August 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	36.7%
Consumer Discretionary	14.1%
Financials	13.4%
Health Care	13.0%
Industrials	11.6%
Consumer Staples	5.4%
Energy	3.8%

Top 10 Holdings**

Description	Percent of Net Assets
Schlumberger Ltd.	3.8%
Texas Instruments, Inc.	3.4%
Canadian National Railway Co.	3.4%
Check Point Software Technologies Ltd.	3.3%
NetApp, Inc.	3.3%
Medtronic, Inc.	3.2%
Comcast Corp.	3.2%
ANSYS, Inc.	3.1%
Tyco Int’l. Ltd.	3.1%
Gap, Inc.	3.0%
Total of Net Assets	32.8%

*”Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**”Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 90.7%
Consumer Discretionary 14.1%
Amazon.com, Inc.*	2,300	$779,792
Coach, Inc.	10,000	368,300
Comcast Corp.	15,000	819,000
Gap, Inc.	17,000	784,550
McDonald’s Corp.	5,500	515,460
TRW Automotive Holdings Corp.*	4,000	385,160
		3,652,262
Consumer Staples 2.9%
PepsiCo, Inc.	8,000	739,920

Energy 3.8%
Schlumberger Ltd.	9,000	986,760

Financials 11.0%
CME Group, Inc.	10,000	765,500
Discover Financial Services	11,000	686,070
JPMorgan Chase & Co.	13,000	772,850
MetLife, Inc.	11,000	602,140
		2,826,560
Health Care 13.0%
Eli Lilly & Co.	10,000	635,600
Henry Schein, Inc.*	4,000	478,760
Medtronic, Inc.	13,000	830,050
UnitedHealth Group, Inc.	8,000	693,440
Zoetis, Inc.	20,000	708,800
		3,346,650
Industrials 9.2%
Canadian National Railway Co.	12,000	862,320
Tyco Int’l. Ltd.	18,000	803,160
Verisk Analytics, Inc.*	11,000	706,090
		2,371,570
Information Technology 36.7%
Accenture PLC	7,000	567,420
Altera Corp.	19,000	671,460
ANSYS, Inc.*	10,000	813,000
Check Point Software Technologies Ltd.*	12,000	852,240
Cisco Systems, Inc.	30,000	749,700
KLA-Tencor Corp.	10,000	764,200
Microsoft Corp.	15,000	681,450
NetApp, Inc.	20,000	843,200
Riverbed Technology, Inc.*	39,000	734,760
Sapient Corp.*	31,000	449,810
Seagate Technology PLC	12,000	750,960
Synopsys, Inc.*	18,000	736,200
Texas Instruments, Inc.	18,000	867,240
		9,481,640
Total Domestic Common Stocks (Cost $19,424,408)		23,405,362

Foreign Stocks & ADR’s 7.3%
Netherlands 2.5%
Unilever NV ADR	16,000	666,240

Spain 2.4%
Banco Bilbao Vizcaya Argentaria SA ADR	50,980	618,387

Switzerland 2.4%
ABB Ltd. ADR	27,000	614,790
Total Foreign Stocks & ADR’s (Cost $1,818,067)		1,899,417

Institutional Money Market Funds 1.7%
State Street Institutional US Government Money Market Fund (Cost $428,815)	428,815	428,815
Total Investments 99.7% (Cost $21,671,290)†		25,733,594

Other Assets in Excess of Liabilities 0.3%		70,058

Net Assets 100.0%		$25,803,652

*       Non-income producing.

†       Cost for federal income tax purposes is $21,671,290. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $4,062,304 of which $4,242,047 related to appreciated securities and $179,743 related to depreciated securities.

ADR   -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at August 31, 2014

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	23.5%
Industrials	15.2%
Information Technology	15.0%
Consumer Staples	9.6%
Financials	9.1%
Health Care	7.8%
Materials	7.4%
Utilities	3.6%
Energy	2.0%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	16.2%
France	11.1%
Switzerland	10.8%
Germany	9.9%
Japan	9.6%
United States	5.8%
Spain	3.6%
Ireland	3.6%
Canada	3.0%
India	2.7%

Top 10 Holdings**

Description	Percent of Net Assets
Countrywide PLC	3.8%
Red Electrica Corp SA	3.6%
Experian PLC	3.6%
BlackBerry Ltd.	3.0%
Adecco SA	3.0%
Nestle SA	2.9%
Renault SA	2.8%
SAP AG	2.8%
Alent PLC	2.7%
Telefonaktiebolaget LM Ericsson	2.7%
Total of Net Assets	30.9%

*”Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**”Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 7.1%
Industrials 1.5%
Expeditors Int’l. of Washington, Inc.	60,000	$2,478,000
Information Technology 5.6%
BlackBerry Ltd.*	480,000	4,886,400
Check Point Software Technologies Ltd.*	60,000	4,261,200
		9,147,600
Total Domestic Common Stocks (Cost $9,874,641)		11,625,600

Foreign Stocks & ADR’s 86.1%
Chile 1.8%
Sociedad Quimica y Minera de Chile SA ADR	110,000	3,011,800

China 2.6%
Baidu, Inc. ADR*	14,000	3,003,280
Want Want China Holdings Ltd. (a)	1,000,000	1,236,641
		4,239,921
Cyprus 2.0%
ProSafe SE (a)	550,000	3,367,993

France 11.1%
Christian Dior SA (a)	20,000	3,558,837
Edenred SA (a)	105,000	3,114,829
L’Oreal SA (a)	15,000	2,484,364
Renault SA (a)	59,700	4,678,315
Sanofi (a)	40,000	4,383,695
		18,220,040
Germany 9.9%
Allianz SE (a)	205,000	4,276,867
Brenntag AG (a)	42,000	2,228,924
Fresenius SE & Co KGaA (a)	87,000	4,244,321
Fuchs Petrolub SE (a)	19,563	787,469
SAP AG (a)	60,000	4,676,657
		16,214,238
Hong Kong 1.7%
Chow Tai Fook Jewellery Group Ltd. (a)	1,900,000	2,744,981

India 2.7%
Shriram Transport Finance Co Ltd. (a)	300,000	4,480,853

Ireland 3.6%
Experian PLC (a)	335,000	5,831,400

Japan 9.6%
CyberAgent, Inc. (a)	90,000	3,083,739
Honda Motor Co Ltd. (a)	95,000	3,224,891
Nippon Television Holdings, Inc. (a)	225,000	3,460,811
Nitori Holdings Co Ltd. (a)	56,000	3,361,234
Shimamura Co Ltd. (a)	30,000	2,704,539
		15,835,214
Luxembourg 2.2%
SES SA *(a)	96,000	3,552,080

Netherlands 1.5%
Randstad Holding NV (a)	50,000	2,429,332

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Portugal 2.0%
Jeronimo Martins SGPS SA (a)	245,000	$3,322,961

South Korea 2.1%
Samsung Electronics Co Ltd. (a)	2,800	3,409,255

Spain 3.6%
Red Electrica Corp SA (a)	70,000	5,892,363

Sweden 2.7%
Telefonaktiebolaget LM Ericsson (a)	360,000	4,486,151

Switzerland 10.8%
Adecco SA (a)	64,000	4,854,684
Nestle SA (a)	62,000	4,809,236
Roche Holding AG. (a)	14,000	4,088,811
Syngenta AG (a)	11,000	3,950,801
		17,703,532
United Kingdom 16.2%
Alent PLC (a)	770,000	4,486,889
Countrywide PLC (a)	730,000	6,246,815
Diageo PLC (a)	130,000	3,836,337
Rightmove PLC (a)	95,000	3,975,906
Royal Mail PLC (a)	515,000	3,822,757
WPP PLC (a)	200,000	4,197,193
		26,565,897
Total Foreign Stocks & ADR’s (Cost $118,765,254)		141,308,011

Institutional Money Market Funds 1.7%
State Street Institutional US Government Money Market Fund (Cost $2,757,854)	2,757,854	2,757,854
Total Investments 94.9% (Cost $131,397,749)†		155,691,465

Other Assets in Excess of Liabilities 5.1%		8,428,873

Net Assets 100.0%		$164,120,338

*       Non-income producing.

†       Cost for federal income tax purposes is $131,397,749. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $24,293,716 of which $29,377,314 related to appreciated securities and $5,083,598 related to depreciated securities.

(a)     Fair valued.

ADR   -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at August 31, 2014

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	12.2%
1 yr. to 2.99 yrs.	42.6%
3 yrs. to 3.99 yrs.	22.0%
4 yrs. to 5.99 yrs.	11.7%
6 yrs. to 7.99 yrs.	10.4%
8 yrs. and over	1.1%

Average Effective Duration (for all Fixed Income Holdings) 1.7 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNR 11-137 KC	2.00%	01/25/27	6.1%
FHR 4022 AH	1.50%	12/15/25	6.0%
FNR 10-64 AD	3.00%	12/25/20	6.0%
FNR 12-53 CD	1.50%	05/25/22	4.7%
FHR 4039 PB	1.50%	05/15/27	3.7%
FNR 09-88 DB	3.00%	10/25/20	2.7%
FHR 4238 TL	1.25%	08/15/27	2.5%
Bear Stearns Trust FLT	2.623%	06/25/34	2.3%
FNR 09-88 DC	3.25%	10/25/20	2.1%
FNR 11-15 HC	2.50%	03/25/26	1.9%
Total of Net Assets			38.0%

* The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 44.9%
U.S. Government Agency Obligations 44.9%
Federal Farm Credit Bank 1.8%
Agency Discount Notes:
0.03%, 09/04/14	15,000 M	$14,999,963
Federal Home Loan Mortgage Corporation 13.9%
Collateralized Mortgage Obligations:
FHR 2353 TD
6%, 09/15/16	19 M	20,094
FHR 3604 AG
4%, 12/15/17	1,552 M	1,578,245
FHR 2629 BL
4.5%, 01/15/18	33 M	33,400
FHR 3874 BD
3%, 06/15/21	5,904 M	6,142,091
FHR 3414 A
4.5%, 07/15/22	685 M	691,008
FHR 4022 AH
1.5%, 12/15/25	50,655 M	50,072,318
FHR 4039 PB
1.5%, 05/15/27	31,399 M	30,443,441
FHR 4238 TL
1.25%, 08/15/27	20,597 M	20,267,009
FHR 2927 ED
4%, 01/15/35	1,671 M	1,707,904
		110,955,510
Mortgage-Backed Securities:
10-Year:
FGCI J15846
3.5%, 06/01/21	159 M	167,769
15-Year:
FHLMC G10965
7.5%, 10/01/14	58	58
FHLMC E00843
8%, 04/01/15	256	257
FHLMC E01009
6.5%, 08/01/16	65 M	67,490
FHLMC G11585
7%, 02/01/17	31 M	31,179
FHLMC E88357
6.5%, 03/01/17	18 M	18,326
FHLMC E98706
5%, 08/01/18	727 M	768,824
FGCI B10742
4.5%, 11/01/18	441 M	465,436
FHLMC B12434
4.5%, 03/01/19	711 M	750,173
FHLMC J05907
6%, 08/01/19	1,441 M	1,545,395
		3,647,138
20-Year:
FHLMC D94982
7%, 04/01/16	14 M	14,410
FHLMC D94230
7.5%, 10/01/19	35 M	35,513
		49,923
30-Year:
FHLMC G00100
8%, 02/01/23	5 M	5,693
Total Federal Home Loan Mortgage Corporation		114,826,033
Federal National Mortgage Association 29.2%
Collateralized Mortgage Obligations:
FNR 02-18 PC
5.5%, 04/25/17	1	1
FNR 09-70 NQ
3.5%, 08/25/19	12,106 M	12,568,354
FNR 09-88 DB
3%, 10/25/20	21,983 M	22,735,332
FNR 09-88 DC
3.25%, 10/25/20	16,943 M	17,597,087
FNR 10-64 AD
3%, 12/25/20	48,442 M	50,013,954
FNR 11-67 DA
4.5%, 07/25/21	13,430 M	14,245,416
FNR 12-53 CD
1.5%, 05/25/22	38,328 M	38,598,446

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FNR 12-47 AI
3%, 05/25/22	10,836 M	$797,505
FNR 03-42 EP
4%, 11/25/22	22 M	21,937
FNR 11-90 AL
3.5%, 09/25/23	12,522 M	13,093,799
FNR 11-15 HC
2.5%, 03/25/26	15,472 M	15,804,474
FNR 11-137 KC
2%, 01/25/27	49,660 M	50,580,809
FNR 09-3 HL
5%, 02/25/39	986 M	1,025,153
FNR 09-32 BH
5.25%, 05/25/39	1,924 M	1,995,064
		239,077,331
Mortgage-Backed Securities:
10-Year:
FNMA 930890
5%, 04/01/19	73 M	76,754
FNMA MA0113
5%, 05/01/19	182 M	192,429
FNMA 931517
5%, 07/01/19	42 M	44,503
		313,686
15-Year:
FNMA 574598
6%, 05/01/16	24 M	24,342
FNMA 671380
6%, 11/01/17	50 M	52,148
FNMA 712165
5%, 08/01/18	565 M	596,647
FNMA 725284
7%, 11/01/18	196 M	205,073
FNMA 985670
6.5%, 10/01/21	765 M	830,486
FNMA AA8647
5%, 11/01/23	799 M	852,495
FNMA AC0317
4.5%, 02/01/24	138 M	145,639
FNMA AC0318
5%, 06/01/24	208 M	220,241
		2,927,071
20-Year:
FNMA 619191
6.5%, 12/01/15	13 M	12,748

30-Year:
FNMA 626664
6%, 04/01/17	79 M	82,019
FNMA 479421
7%, 09/01/21	32 M	33,876
FNMA 207530
8.25%, 04/01/22	8 M	8,437
FNMA 175123
7.45%, 08/01/22	99 M	105,658
		229,990
Total Federal National Mortgage Association		242,560,826

Government National Mortgage Corporation 0.0%+
Mortgage-Backed Securities:
15-Year:
GNMA 489953
6%, 12/15/16	9 M	9,392

20-Year:
GNMA 628440
7%, 04/15/24	124 M	135,472

30-Year:
GNMA II 495
10%, 02/20/16	29	29
Total Government National Mortgage Corporation		144,893
Total U.S. Government Obligations (Cost $371,735,859)		372,531,715

Domestic Corporate Bonds 41.2%
Basic Industry 6.0%
Allegheny Technologies, Inc.
5.875%, 08/15/23	2,500 M	2,762,290
ArcelorMittal
5%, 02/25/17	3,000 M	3,146,250
Ashland, Inc.
3.875%, 04/15/18	7,000 M	7,201,250
Barrick Gold Corp.
4.1%, 05/01/23	5,000 M	5,080,085
Celanese US Holdings LLC
6.625%, 10/15/18	6,000 M	6,235,500
Dow Chemical Co.
5.7%, 05/15/18	2,500 M	2,840,410
Methanex Corp.
5.25%, 03/01/22	5,105 M	5,692,933
Newmont Mining Corp.
5.125%, 10/01/19	9,200 M	10,215,201
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,500 M	2,604,395
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	3,590 M	4,074,650
		49,852,964
Communications 6.7%
American Tower Corp.
4.5%, 01/15/18	5,000 M	5,399,805
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	7,000 M	7,525,000
DIRECTV Holdings LLC
3.8%, 03/15/22	7,500 M	7,829,693
Intelsat Jackson Holdings SA
7.25%, 10/15/20	3,000 M	3,217,500
5.5%, 08/01/23	5,000 M	5,000,000
Rogers Communications, Inc.
6.8%, 08/15/18	5,000 M	5,911,020
T-Mobile USA, Inc.
6.464%, 04/28/19	7,000 M	7,315,000
Verizon Communications, Inc.
5.15%, 09/15/23	5,000 M	5,665,100
Videotron Ltd.
5%, 07/15/22	7,160 M	7,392,700
		55,255,818
Consumer Cyclical 6.0%
American Axle & Manufacturing, Inc.
5.125%, 02/15/19	7,000 M	7,245,000
Chrysler Group LLC
8.25%, 06/15/21	8,310 M	9,327,975
Ford Motor Credit Co LLC
5%, 05/15/18	5,000 M	5,524,670
General Motors Financial Co., Inc.
6.75%, 06/01/18	5,000 M	5,631,250
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	7,000 M	7,647,500
Lennar Corp.
4.125%, 12/01/18	7,000 M	7,105,000
Toll Brothers Finance Corp.
4%, 12/31/18	7,000 M	7,140,000
		49,621,395
Energy 10.1%
Access Midstream Partners LP
6.125%, 07/15/22	6,722 M	7,343,785
Concho Resources, Inc.
7%, 01/15/21	3,000 M	3,277,500
Gastar Exploration, Inc.
8.625%, 05/15/18	3,140 M	3,265,600
Halcon Resources Corp.
9.75%, 07/15/20	7,000 M	7,577,500
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	7,000 M	7,612,500
Nabors Industries, Inc.
6.15%, 02/15/18	2,500 M	2,845,405
Newfield Exploration Co.
5.75%, 01/30/22	7,000 M	7,770,000
Range Resources Corp.
6.75%, 08/01/20	3,000 M	3,225,000
Rowan Cos, Inc.
4.875%, 06/01/22	3,775 M	4,057,793
Spectra Energy Capital LLC
3.3%, 03/15/23	5,000 M	4,833,550
Talisman Energy, Inc.
3.75%, 02/01/21	5,000 M	5,181,620
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.875%, 10/01/20	7,000 M	7,367,500
Transocean, Inc.
6.5%, 11/15/20	8,500 M	9,626,547
Weatherford Int’l. Ltd
5.125%, 09/15/20	2,500 M	2,785,470
Whiting Petroleum Corp.
5%, 03/15/19	7,000 M	7,420,000
		84,189,770
Financials 3.5%
Ares Capital Corp.
4.875%, 11/30/18	5,065 M	5,369,011
Fifth Street Finance Corp.
4.875%, 03/01/19	5,750 M	6,010,694

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FirstMerit Corp.
4.35%, 02/04/23	2,240 M	$2,362,687
Nuveen Investments, Inc.
5.5%, 09/15/15	1,500 M	1,546,875
Prospect Capital Corp.
5%, 07/15/19	10,000 M	10,431,610
Wells Fargo & Co
4.1%, 06/03/26	3,500 M	3,585,274
		29,306,151
Insurance 1.2%
American Int’l. Group, Inc.
4.125%, 02/15/24	5,000 M	5,324,095
Genworth Holdings, Inc.
4.9%, 08/15/23	4,500 M	4,781,237
		10,105,332
Real Estate 3.8%
CBL & Associates LP
5.25%, 12/01/23	5,000 M	5,460,210
Government Properties Income Trust
3.75%, 08/15/19	4,800 M	4,847,237
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	2,500 M	2,829,010
Realty Income Corp.
2%, 01/31/18	7,465 M	7,485,088
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,000 M	5,391,480
UDR, Inc.
4.625%, 01/10/22	5,000 M	5,462,655
		31,475,680
Technology 3.9%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	6,000 M	6,345,000
Amphenol Corp.
2.55%, 01/30/19	4,500 M	4,555,624
BMC Software, Inc.
7.25%, 06/01/18	3,000 M	3,037,500
Ericsson LM
4.125%, 05/15/22	2,778 M	2,921,003
Seagate HDD Cayman
6.875%, 05/01/20	7,500 M	8,006,250
SunGard Data Systems, Inc.
7.625%, 11/15/20	6,866 M	7,423,863
		32,289,240
Total Domestic Corporate Bonds (Cost $333,179,622)		342,096,350

Residential Mortgage-Backed Securities 6.1%
Financials 6.1%
Bear Stearns Trust FLT
2.6226%, 06/25/34	18,385 M	18,804,695
BOAMS 2004 5 3A1
4.5%, 06/25/19	7,100 M	7,301,239
GSR 2003 13 1A1
2.5762%, 10/25/33	9,135 M	9,348,214
WBCMT 2007 C30 A5
5.342%, 12/15/43	13,450 M	14,572,268
Total Residential Mortgage-Backed Securities (Cost $49,957,561)		50,026,416

	Shares
Institutional Money Market Funds 6.9%
State Street Institutional US Government Money Market Fund (Cost $57,325,355)	57,325,355	57,325,355

Total Investments 99.1% (Cost $812,198,397)†		$821,979,836

Other Assets in Excess of Liabilities 0.9%		7,814,635

Net Assets 100.0%		$829,794,471

†                      Cost for federal income tax purposes is $812,198,397. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $9,781,439 of which $12,137,097 related to appreciated securities and $2,355,658 related to depreciated securities.

+                      Represents less than 0.05% of net assets.

At August 31, 2014, the following futures contracts were outstanding with $1,901,973 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)
Short, 2,169 U.S. Treasury 5-Year Note futures contracts	9/14	$242,866,997	$(1,156,615)
Net payments of variation margin and/or brokerage fees			1,105,780
Variation margin payable on open futures contracts			$(50,835)

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund

(Unaudited)

Fund Profile

at August 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.5%
Industrials	17.9%
Financials	17.4%
Health Care	11.9%
Consumer Discretionary	11.0%
Energy	9.1%
Index	4.0%
Consumer Staples	3.1%
Materials	2.9%
Utilities	2.3%

Top 10 Holdings**

Description	Percent of Net Assets
Open Text Corp.	2.4%
Quanta Services, Inc.	2.3%
ITC Holdings Corp.	2.3%
DENTSPLY Int’l., Inc.	2.3%
Waste Connections, Inc.	2.2%
Jarden Corp.	2.1%
CareFusion Corp.	2.1%
Range Resources Corp.	2.0%
Genesee & Wyoming, Inc.	2.0%
MEDNAX, Inc.	2.0%
Total of Net Assets	21.7%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 88.1%
Consumer Discretionary 11.0%
Ascena Retail Group, Inc.*	129,920	$2,259,308
Bloomin’ Brands, Inc.*	101,400	1,687,296
BorgWarner, Inc.	27,620	1,717,688
Jarden Corp.*	51,500	3,079,185
John Wiley & Sons, Inc.	26,200	1,570,690
Life Time Fitness, Inc.*	36,000	1,659,600
LKQ Corp.*	79,460	2,256,664
PVH Corp.	13,970	1,630,858
		15,861,289
Consumer Staples 3.1%
Church & Dwight Co., Inc.	27,000	1,842,480
Flowers Foods, Inc.	139,050	2,722,599
		4,565,079
Energy 9.1%
Denbury Resources, Inc.	141,200	2,431,464
Dril-Quip, Inc.*	21,020	2,132,900
Oasis Petroleum, Inc.*	44,400	2,184,036
Range Resources Corp.	37,400	2,939,266
Superior Energy Services, Inc.	45,610	1,634,662
Tidewater, Inc.	36,170	1,839,968
		13,162,296
Financials 13.0%
Affiliated Managers Group, Inc.*	11,470	2,421,890
City National Corp.	25,300	1,919,764
East West Bancorp, Inc.	50,740	1,767,782
HCC Insurance Holdings, Inc.	37,800	1,895,292
Invesco Ltd.	61,460	2,510,026
Raymond James Financial, Inc.	42,600	2,327,664
Signature Bank*	15,830	1,875,222
SVB Financial Group*	19,600	2,181,872
WR Berkley Corp.	41,100	1,987,185
		18,886,697
Health Care 11.9%
Bio-Rad Laboratories, Inc.*	16,200	1,948,212
CareFusion Corp.*	65,800	3,020,878
DENTSPLY Int’l., Inc.	68,820	3,283,058
Henry Schein, Inc.*	18,680	2,235,809
MEDNAX, Inc.*	50,720	2,903,720
Resmed, Inc.	33,090	1,755,425
Varian Medical Systems, Inc.*	24,610	2,092,342
		17,239,444
Industrials 17.9%
Ametek, Inc.	41,755	2,210,510
Flowserve Corp.	33,630	2,552,181
Genesee & Wyoming, Inc.*	29,630	2,913,518
IHS, Inc.*	17,980	2,561,610
Jacobs Engineering Group, Inc.*	53,600	2,889,576
Masco Corp.	102,200	2,398,634
Quanta Services, Inc.*	90,700	3,296,038
Regal Beloit Corp.	24,170	1,717,762
Stericycle, Inc.*	19,175	2,278,949
Waste Connections, Inc.	64,400	3,159,464
		25,978,242
Information Technology 16.9%
Altera Corp.	61,700	2,180,478
Dolby Laboratories, Inc.*	55,400	2,580,532
Informatica Corp.*	83,700	2,850,404
Microchip Technology, Inc.	45,040	2,199,303
Nuance Communications, Inc.*	148,100	2,519,181
ON Semiconductor Corp.*	228,000	2,225,280
Open Text Corp.	62,360	3,506,503
Plantronics, Inc.	42,310	2,019,456
Riverbed Technology, Inc.*	150,550	2,836,362
Skyworks Solutions, Inc.	26,000	1,473,160
		24,390,659
Materials 2.9%
AptarGroup, Inc.	22,000	1,411,300
Steel Dynamics, Inc.	117,050	2,720,242
		4,131,542

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Utilities 2.3%
ITC Holdings Corp.	88,200	$3,294,270
Total Domestic Common Stocks (Cost $94,507,460)		127,509,518

Domestic Exchange Traded Funds 4.0%
Index 4.0%
iShares Core S&P Mid-Cap ETF	20,200	2,902,336
iShares Russell Midcap Growth Index Fund	31,800	2,902,068
Total Domestic Exchange Traded Funds (Cost $5,777,394)		5,804,404

Foreign Stocks & ADR’s 1.6%
Israel 1.6%
NICE Systems Ltd. ADR (Cost $1,592,064)	56,440	2,224,300

Real Estate Investment Trusts 4.4%
Financials 4.4%
Digital Realty Trust, Inc.(a)	30,500	1,990,125
Federal Realty Investment Trust	7,900	985,762
Gaming and Leisure Properties, Inc.	41,026	1,366,166
Home Properties, Inc.(a)	31,800	2,042,196
Total Real Estate Investment Trusts (Cost $5,851,067)		6,384,249

Institutional Money Market Funds 1.0%
State Street Institutional US Government Money Market Fund (Cost $1,461,299)	1,461,299	1,461,299

	Principal Amount (M=$1,000)
U.S. Government Obligations 0.8%
Federal Home Loan Bank 0.8%
Agency Discount Notes:
0.05%, 09/10/14 (Cost $1,211,985)	1,212 M	1,211,985
Total Investments 99.9% (Cost $110,401,269)†		144,595,755

Other Assets in Excess of Liabilities 0.1%		106,784

Net Assets 100.0%		$144,702,539

*                      Non-income producing.

†                      Cost for federal income tax purposes is $110,401,269. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $34,194,486 of which $35,748,392 related to appreciated securities and $1,553,906 related to depreciated securities.

(a)              Return of capital paid during the fiscal period.

ADR    -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

Fund Profile

at August 31, 2014

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Corporate Bonds	40.1%
Domestic Common Stocks	33.3%
U.S. Government Obligations	14.5%
Foreign Stocks & ADR’s	5.8%
Foreign Bonds	0.5%
Cash and Other	5.8%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	0.8%
Wells Fargo & Co.	0.7%
Schlumberger Ltd.	0.7%
Apple, Inc.	0.7%
Merck & Co., Inc.	0.7%
Johnson & Johnson	0.7%
Visa, Inc.	0.6%
Boeing Co.	0.6%
United Technologies Corp.	0.6%
PepsiCo, Inc.	0.6%
Total of Net Assets	6.7%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA OCT TBA	4.00%	10/01/41	2.3%
FNMA AT2016	3.00%	04/01/43	1.9%
FNMA AS1586	4.50%	01/01/44	1.4%
FNMA TBA 15YR	2.50%	12/01/99	1.4%
Videotron Ltd.	5.00%	07/15/22	1.1%
FHLMC A90197	4.50%	12/01/39	1.1%
FNMA AD9193	5.00%	09/01/40	1.1%
FHLMC Q02664	4.50%	08/01/41	1.1%
Retail Opportunity Investments Partnership LP	5.00%	12/15/23	1.0%
Chrysler Group LLC	8.25%	06/15/21	0.9%
Total of Net Assets			13.3%

Average Effective Duration 3.0 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 14.5%
U.S. Government Agency Obligations 14.5%
Federal Home Loan Mortgage Corporation 2.7%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,706 M	$1,734,301
30-Year:
FHLMC A90197
4.5%, 12/01/39	3,269 M	3,533,072
FHLMC Q02664
4.5%, 08/01/41	3,083 M	3,332,275
		6,865,347
Total Federal Home Loan Mortgage Corporation		8,599,648

Federal National Mortgage Association 10.1%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR
2.5%, 12/01/99(a)	4,190 M	4,247,613
30-Year:
FNMA 725423
5.5%, 05/01/34	1,076 M	1,210,101
FNMA 725610
5.5%, 07/01/34	1,005 M	1,129,993
FNMA AD9193
5%, 09/01/40	3,119 M	3,450,288
FNMA OCT TBA
4%, 10/01/41(a)	6,970 M	7,364,513
FNMA AL2860
3%, 12/01/42	1,598 M	1,598,872
FNMA AT2016
3%, 04/01/43	6,050 M	6,039,329
FNMA AS1586
4.5%, 01/01/44	4,174 M	4,515,513
FNMA TBA 30YR
3%, 12/01/99(a)	2,590 M	2,571,840
		27,880,449
Total Federal National Mortgage Association		32,128,062
Government National Mortgage Corporation 1.7%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,012,773
GNR 12-147 IO
.6011%, 04/16/54	14,213 M	715,865
		3,728,638

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,676 M	$1,828,132
Total Government National Mortgage Corporation		5,556,770
Total U.S. Government Obligations (Cost $45,627,453)		46,284,480

Domestic Corporate Bonds 40.1%
Basic Industry 5.3%
Alfa SAB de CV
5.25%, 03/25/24(b)	1,770 M	1,916,025
Allegheny Technologies, Inc.
5.875%, 08/15/23	2,080 M	2,298,225
Barrick Gold Corp.
4.1%, 05/01/23	1,620 M	1,645,948
Celanese US Holdings LLC
4.625%, 11/15/22	1,000 M	1,022,500
CF Industries, Inc.
3.45%, 06/01/23	1,110 M	1,109,972
Cornerstone Chemical Co.
9.375%, 03/15/18(b)	840 M	890,400
Glencore Funding LLC
4.125%, 05/30/23(b)	2,650 M	2,709,477
Methanex Corp.
5.25%, 03/01/22	1,000 M	1,115,168
Packaging Corp of America
4.5%, 11/01/23	140 M	151,304
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,550 M	1,614,725
Samarco Mineracao SA
5.75%, 10/24/23(b)	1,215 M	1,303,695
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	1,000 M	1,135,000
		16,912,439
Capital Goods 0.6%
Albea Beauty Holdings SA
8.375%, 11/01/19(b)	920 M	1,007,400
Ardagh Finance Holdings SA
8.625%, 06/15/19(b)	1,000 M	1,041,250
		2,048,650
Communications 5.9%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	1,875 M	1,978,125
Cogeco Cable, Inc.
4.875%, 05/01/20(b)	1,815 M	1,839,956
DIRECTV Holdings LLC
3.8%, 03/15/22	2,090 M	2,181,874
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	2,150 M	2,230,952
Numericable Group SA
6%, 05/15/22(b)	2,050 M	2,114,062
Rogers Communications, Inc.
4.1%, 10/01/23	1,180 M	1,239,333
T-Mobile USA, Inc.
6.125%, 01/15/22	1,790 M	1,861,600
Verizon Communications, Inc.
6.55%, 09/15/43	1,500 M	1,934,822
Videotron Ltd.
5%, 07/15/22	3,520 M	3,634,400
		19,015,124
Consumer Cyclical 3.9%
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	2,050 M	2,089,836
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	1,870 M	1,993,887
6.125%, 07/01/22(b)	500 M	520,625
Chrysler Group LLC
8.25%, 06/15/21	2,695 M	3,025,137
Ford Motor Credit Co LLC
4.25%, 09/20/22	1,975 M	2,113,817
QVC, Inc.
4.375%, 03/15/23	2,795 M	2,821,804
		12,565,106
Consumer Non-Cyclical 0.6%
Pernod-Ricard SA
4.45%, 01/15/22(b)	1,680 M	1,808,764

Energy 12.7%
Access Midstream Partners LP
6.125%, 07/15/22	1,723 M	1,882,377
American Eagle Energy Corp.
11%, 09/01/19(b)	1,500 M	1,501,875
Gastar Exploration, Inc.
8.625%, 05/15/18	2,080 M	2,163,200
Halcon Resources Corp.
8.875%, 05/15/21	1,700 M	1,797,750
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	2,000 M	2,175,000
Nabors Industries, Inc.
5.1%, 09/15/23	1,000 M	1,108,931
New Gulf Resources LLC/NGR Finance Corp.
11.75%, 05/15/19(b)	1,900 M	1,959,375
NGL Energy Partners LP
6.875%, 10/15/21(b)	1,000 M	1,077,500
Penn Virginia Resource Partners LP
8.375%, 06/01/20	1,778 M	1,986,356
6.5%, 05/15/21	1,991 M	2,155,257
Rowan Cos, Inc.
4.875%, 06/01/22	2,650 M	2,848,517
Samson Investment Co.
9.75%, 02/15/20	2,000 M	2,050,000
Schahin II Finance Co SPV Ltd.
5.875%, 09/25/23	1,936 M	1,892,704
Spectra Energy Capital LLC
3.3%, 03/15/23	1,235 M	1,193,887
Talisman Energy, Inc.
3.75%, 02/01/21	1,000 M	1,036,324
TC PipeLines LP
4.65%, 06/15/21	815 M	870,767
Tervita Corp.
10.875%, 02/15/18(b)	2,035 M	2,118,944
9.75%, 11/01/19(b)	1,990 M	2,004,925
Tesoro Corp.
5.125%, 04/01/24	2,500 M	2,503,125
Transocean, Inc.
6.5%, 11/15/20	1,310 M	1,483,621
Weatherford Int’l. Ltd
5.125%, 09/15/20	2,520 M	2,807,754
Williams Cos, Inc.
4.55%, 06/24/24	2,000 M	2,018,034
		40,636,223
Financials 2.1%
Cadence Financial Corp.
7.25%, 06/28/29(b)	2,000 M	2,045,000
Fifth Street Finance Corp.
4.875%, 03/01/19	1,750 M	1,829,341
FirstMerit Corp.
4.35%, 02/04/23	1,000 M	1,054,771
Prospect Capital Corp.
5%, 07/15/19	1,600 M	1,669,058
		6,598,170
Insurance 2.0%
Five Corners Funding Trust
4.419%, 11/15/23(b)	2,000 M	2,138,536
Genworth Holdings, Inc.
4.9%, 08/15/23	900 M	956,247
Infinity Property & Casualty Corp.
5%, 09/19/22	1,430 M	1,524,666
XL Group PLC
6.5%, 12/29/49(c)	1,925 M	1,864,844
		6,484,293
Real Estate 3.3%
ARC Properties Operating Partnership LP
3%, 02/06/19(b)	1,025 M	1,028,392
CBL & Associates LP
5.25%, 12/01/23	1,715 M	1,872,852
Piedmont Operating Partnership LP
4.45%, 03/15/24	2,300 M	2,374,294
Retail Opportunity Investments Partnership LP
5%, 12/15/23	2,865 M	3,089,318
WP Carey, Inc.
4.6%, 04/01/24	2,000 M	2,093,118
		10,457,974
Technology 2.9%
Amphenol Corp.
2.55%, 01/30/19	1,000 M	1,012,361
Ericsson LM
4.125%, 05/15/22	1,975 M	2,076,667
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18	1,690 M	1,749,150
Micron Technology, Inc.
5.5%, 02/01/25(b)	2,500 M	2,537,500
Seagate HDD Cayman
4.75%, 06/01/23	1,725 M	1,789,688
		9,165,366
Transportation 0.8%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,000 M	1,023,246

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Watco Cos LLC
6.375%, 04/01/23(b)	1,550 M	$1,592,625
		2,615,871
Total Domestic Corporate Bonds (Cost $123,394,591)		128,307,980

Foreign Bonds 0.5%
Canada 0.5%
Athabasca Oil Corp.
7.5%, 11/19/17(b) (Cost $1,526,628)	1,710 M	1,588,226

	Shares
Domestic Common Stocks 33.3%
Consumer Discretionary 3.2%
Coach, Inc.	12,000	441,960
Comcast Corp.	22,500	1,228,500
Gap, Inc.	20,000	923,000
McDonald’s Corp.	10,000	937,200
Nordstrom, Inc.	10,000	692,500
Omnicom Group, Inc.	8,000	576,080
Time Warner Cable, Inc.	7,000	1,035,510
Time Warner, Inc.	20,000	1,540,600
TJX Cos., Inc.	17,500	1,043,175
TRW Automotive Holdings Corp.*	17,500	1,685,075
		10,103,600
Consumer Staples 3.0%
Altria Group, Inc.	20,000	861,600
CVS Caremark Corp.	20,000	1,589,000
Kraft Foods Group, Inc.	20,000	1,178,000
PepsiCo, Inc.	20,000	1,849,800
Philip Morris Int’l., Inc.	17,500	1,497,650
Procter & Gamble Co.	22,000	1,828,420
Wal-Mart Stores, Inc.	12,500	943,750
		9,748,220
Energy 3.6%
Apache Corp.	10,000	1,018,300
Chevron Corp.	12,500	1,618,125
EOG Resources, Inc.	10,000	1,098,800
ExxonMobil Corp.	15,000	1,491,900
Marathon Oil Corp.	30,000	1,250,700
Marathon Petroleum Corp.	10,000	910,100
Noble Energy, Inc.	20,000	1,442,800
Schlumberger Ltd.	19,800	2,170,872
Weatherford Int’l. PLC*	16,500	390,885
		11,392,482
Financials 5.4%
ACE Ltd.	8,500	903,805
American Express Co.	12,500	1,119,375
CME Group, Inc.	13,400	1,025,770
Discover Financial Services	25,000	1,559,250
Goldman Sachs Group, Inc.	7,500	1,343,325
JPMorgan Chase & Co.	30,000	1,783,500
McGraw-Hill Financial, Inc.	15,000	1,216,950
MetLife, Inc.	25,000	1,368,500
Morgan Stanley	45,000	1,543,950
PNC Financial Services Group, Inc.	12,500	1,059,375
The Travelers Cos., Inc.	10,000	947,100
US Bancorp	25,000	1,057,000
Wells Fargo & Co.	45,000	2,314,800
		17,242,700
Health Care 5.2%
Amgen, Inc.	10,000	1,393,800
Becton Dickinson & Co.	8,000	937,360
Bristol-Myers Squibb Co.	20,000	1,013,000
Covidien PLC	15,000	1,302,450
Eli Lilly & Co.	15,000	953,400
Gilead Sciences, Inc.*	10,000	1,075,800
Johnson & Johnson	20,000	2,074,600
Medtronic, Inc.	20,000	1,277,000
Merck & Co., Inc.	35,000	2,103,850
Pfizer, Inc.	37,754	1,109,590
Stryker Corp.	10,000	833,100
UnitedHealth Group, Inc.	17,500	1,516,900
Zimmer Holdings, Inc.	7,500	744,825
Zoetis, Inc.	10,000	354,400
		16,690,075
Industrials 3.7%
Boeing Co.	15,000	1,902,000
Canadian National Railway Co.	15,000	1,077,900
Deere & Co.	12,500	1,051,125
General Dynamics Corp.	9,700	1,195,525
General Electric Co.	50,000	1,299,000
Honeywell Int’l., Inc.	17,500	1,666,525
Tyco Int’l. Ltd.	19,900	887,938
United Technologies Corp.	17,500	1,889,650
Verisk Analytics, Inc.*	15,000	962,850
		11,932,513
Information Technology 7.5%
Accenture PLC	12,500	1,013,250
Altera Corp.	30,000	1,060,200
ANSYS, Inc.*	12,000	975,600
Apple, Inc.	21,000	2,152,500
BlackBerry Ltd.*	52,000	529,360
Check Point Software Technologies Ltd.*	15,000	1,065,300
Cisco Systems, Inc.	65,000	1,624,350
EMC Corp.	35,000	1,033,550
Int’l. Business Machines Corp.	5,000	961,500
KLA-Tencor Corp.	14,700	1,123,374
Microsoft Corp.	54,950	2,496,379
NetApp, Inc.	30,000	1,264,800
Oracle Corp.	22,500	934,425
Riverbed Technology, Inc.*	40,000	753,600
Seagate Technology PLC	16,700	1,045,086
Synopsys, Inc.*	32,500	1,329,250
Texas Instruments, Inc.	33,000	1,589,940
Visa, Inc.	9,000	1,912,680
Western Union Co.	55,000	960,850
		23,825,994
Materials 0.8%
EI Du Pont de Nemours & Co.	15,000	991,650
Freeport-McMoRan Copper & Gold, Inc.	25,000	909,250
Praxair, Inc.	5,000	657,750
		2,558,650
Telecommunication Services 0.9%
Rogers Communications, Inc.	25,000	1,019,750
Verizon Communications, Inc.	35,000	1,743,700
		2,763,450
Total Domestic Common Stocks (Cost $68,744,461)		106,257,684

Foreign Stocks & ADR’s 5.8%
Chile 0.2%
Sociedad Quimica y Minera de Chile SA ADR	20,000	547,600

China 0.2%
Baidu, Inc. ADR*	2,500	536,300

France 0.6%
Edenred SA (d)	20,000	593,301
L’Oreal SA (d)	4,000	662,497
Sanofi (d)	5,000	547,962
		1,803,760
Germany 0.1%
SAP AG (d)	6,000	467,666

Hong Kong 0.1%
Chow Tai Fook Jewellery Group Ltd. (d)	300,000	433,418

India 0.2%
Shriram Transport Finance Co Ltd. (d)	45,000	672,128

	Shares	Value (Note 2)
Ireland 0.2%
Experian PLC (d)	31,000	$539,622

Japan 0.5%
Honda Motor Co Ltd. (d)	17,000	577,086
Nippon Television Holdings, Inc. (d)	41,000	630,637
Shimamura Co Ltd. (d)	5,000	450,756
		1,658,479
Luxembourg 0.2%
SES SA *(d)	15,000	555,012

Netherlands 0.4%
Gemalto NV (d)	4,000	391,885
Unilever NV ADR	20,000	832,800
		1,224,685

Singapore 0.1%
Singapore Technologies Engineering Ltd. (d)	150,000	439,308

South Africa 0.3%
MTN Group Ltd. (d)	40,000	904,817

South Korea 0.2%
Samsung Electronics Co Ltd. (d)	500	608,795

Spain 0.5%
Banco Bilbao Vizcaya Argentaria SA ADR	49,977	606,221
Red Electrica Corp SA (d)	12,000	1,010,119
		1,616,340
Sweden 0.2%
Telefonaktiebolaget LM Ericsson (d)	56,000	697,846

Switzerland 1.2%
Adecco SA (d)	10,000	758,544
Nestle SA (d)	10,000	775,683
Roche Holding AG ADR	30,000	1,095,300
Roche Holding AG. (d)	2,000	584,116
Syngenta AG (d)	1,700	610,579
		3,824,222
United Kingdom 0.6%
Alent PLC (d)	100,000	582,713
Countrywide PLC (d)	55,000	470,650
Royal Mail PLC (d)	56,500	419,390
WPP PLC (d)	29,000	608,593
		2,081,346
Total Foreign Stocks & ADR’s (Cost $16,078,741)		18,611,344

Institutional Money Market Funds 8.5%
State Street Institutional US Government Money Market Fund (Cost $27,322,123)	27,322,123	27,322,123

Total Investments 102.7% (Cost $282,693,997)†		328,371,837

Excess of Liabilities Over Other Assets (2.7)%		(8,755,910)

Net Assets 100.0%		$319,615,927

*                      Non-income producing.

†                      Cost for federal income tax purposes is $282,693,997. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $45,677,840 of which $46,687,950 related to appreciated securities and $1,010,110 related to depreciated securities.

(a)              The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)              Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2014, the market value of rule 144A securities amounted to $39,739,810 or 12.44% of net assets.

(c)               XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)              Fair valued.

ADR    -    American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at August 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.2%
Financials	19.0%
Industrials	17.6%
Consumer Discretionary	17.6%
Health Care	8.2%
Energy	6.9%
Materials	3.4%
Index	2.5%
Consumer Staples	2.1%
Utilities	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
Riverbed Technology, Inc.	2.0%
Open Text Corp.	1.9%
Select Comfort Corp.	1.7%
BioMed Realty Trust, Inc.	1.7%
j2 Global, Inc.	1.7%
Stifel Financial Corp.	1.7%
Ascena Retail Group, Inc.	1.7%
Clarcor, Inc.	1.6%
Home Properties, Inc.	1.6%
NICE Systems Ltd.	1.6%
Total of Net Assets	17.2%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 88.8%
Consumer Discretionary 17.6%
Arctic Cat, Inc.	313,600	$11,609,472
Ascena Retail Group, Inc.*	1,052,700	18,306,453
Bloomin’ Brands, Inc.*	827,800	13,774,592
Dana Holding Corp.	720,000	16,725,600
Hillenbrand, Inc.	403,900	13,506,416
Iconix Brand Group, Inc.*	390,200	16,244,026
John Wiley & Sons, Inc.	206,100	12,355,695
Life Time Fitness, Inc.*	277,100	12,774,310
Monro Muffler Brake, Inc.	227,400	11,767,950
Penn National Gaming, Inc.*	1,056,100	11,923,369
Select Comfort Corp.*	853,900	19,101,743
Steven Madden Ltd.*	379,100	12,885,609
Texas Roadhouse, Inc.	365,600	9,721,304
Vitamin Shoppe, Inc.*	296,100	11,604,159
		192,300,698
Consumer Staples 2.1%
Casey’s General Stores, Inc.	168,900	12,108,441
Flowers Foods, Inc.	551,150	10,791,517
		22,899,958
Energy 6.9%
Bonanza Creek Energy, Inc.*	190,800	11,717,028
Dril-Quip, Inc.*	106,719	10,828,777
Oasis Petroleum, Inc.*	285,900	14,063,421
Stone Energy Corp.*	340,765	11,991,520
Superior Energy Services, Inc.	353,200	12,658,688
Tidewater, Inc.	278,000	14,141,860
		75,401,294
Financials 13.2%
City National Corp.	170,400	12,929,952
East West Bancorp, Inc.	340,500	11,863,020
Endurance Specialty Holdings Ltd.	256,700	14,906,569
Evercore Partners, Inc.	291,100	14,913,053
FirstMerit Corp.	580,100	9,998,024
HCC Insurance Holdings, Inc.	312,700	15,678,778
MarketAxess Holdings, Inc.	158,000	9,309,360
Portfolio Recovery Associates, Inc.*	225,000	12,786,750
ProAssurance Corp.	267,700	12,367,740
Prosperity Bancshares, Inc.	191,200	11,548,480
Stifel Financial Corp.*	382,500	18,314,100
		144,615,826
Health Care 8.2%
Bio-Rad Laboratories, Inc.*	133,300	16,030,658
Haemonetics Corp.*	341,700	12,195,273
ICON PLC*	266,100	13,182,594
Magellan Health Services, Inc.*	250,900	14,015,274
MedAssets, Inc.*	248,600	5,717,800
MWI Veterinary Supply, Inc.*	37,300	5,298,465
NuVasive, Inc.*	299,600	10,515,960
Sirona Dental Systems, Inc.*	157,300	12,821,523
		89,777,547
Industrials 17.6%
Actuant Corp.	475,100	16,025,123
Clarcor, Inc.	283,000	17,888,430
Clean Harbors, Inc.*	187,300	11,339,142
Esterline Technologies Corp.*	139,000	16,294,970
Genesee & Wyoming, Inc.*	123,600	12,153,588
Healthcare Services Group, Inc.	557,300	15,231,009
Hub Group Inc.*	303,400	13,194,866
Interface, Inc.	661,200	11,260,236

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Knight Transportation, Inc.	581,800	$14,748,630
MYR Group, Inc.*	518,000	12,110,840
Regal Beloit Corp.	223,100	15,855,717
Ritchie Bros Auctioneers, Inc.	493,500	11,720,625
Toro Co.	178,600	10,989,258
Waste Connections, Inc.	277,100	13,594,526
		192,406,960
Information Technology 18.6%
Finisar Corp.*	580,500	11,789,955
j2 Global, Inc.	345,000	18,440,250
Lattice Semiconductor Corp.*	1,124,800	8,447,248
Micros Systems, Inc.*	173,200	11,772,404
ON Semiconductor Corp.*	1,736,200	16,945,312
Open Text Corp.	362,600	20,388,998
Plantronics, Inc.	325,900	15,555,207
Progress Software Corp.*	518,700	12,013,092
QLogic Corp.*	1,864,900	16,877,345
RF Micro Devices, Inc.*	455,600	5,681,332
Riverbed Technology, Inc.*	1,185,300	22,331,052
Rofin-Sinar Technologies, Inc.*	515,000	12,339,400
Sapient Corp.*	1,062,800	15,421,228
Semtech Corp.*	217,500	5,666,963
Xcerra Corp.*	982,700	10,269,215
		203,939,001
Materials 3.4%
Greif, Inc.	210,800	10,095,212
Sensient Technologies Corp.	202,700	11,373,497
Steel Dynamics, Inc.	679,200	15,784,608
		37,253,317
Utilities 1.2%
Atmos Energy Corp.	259,700	13,130,432
Total Domestic Common Stocks (Cost $681,775,408)		971,725,033

Domestic Exchange Traded Funds 2.5%
Index 2.5%
iShares Russell 2000 Growth ETF	101,400	13,886,730
iShares Russell 2000 Index Fund	118,600	13,824,016
Total Domestic Exchange Traded Funds (Cost $27,286,026)		27,710,746

Foreign Stocks & ADR’s 1.6%
Israel 1.6%
NICE Systems Ltd. ADR (Cost $10,016,290)	443,200	17,466,512

Real Estate Investment Trusts 5.8%
Financials 5.8%
BioMed Realty Trust, Inc.(a)	834,900	18,743,505
Corporate Office Properties Trust(a)	565,000	16,034,700
Gaming and Leisure Properties, Inc.	328,710	10,946,043
Home Properties, Inc.(a)	276,400	17,750,408
Total Real Estate Investment Trusts (Cost $48,445,305)		63,474,656

Institutional Money Market Funds 1.3%
State Street Institutional US Government Money Market Fund (Cost $14,360,959)	14,360,959	14,360,959
Total Investments 100.0% (Cost $781,883,988)†		1,094,737,906

Excess of Liabilities Over Other Assets 0.0%		(243,441)
Net Assets 100.0%		$1,094,494,465

*	Non-income producing.

†

Cost for federal income tax purposes is $781,883,988. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $312,853,918 of which $334,224,896 related to appreciated securities and $21,370,978 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at August 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.2%
Financials	16.3%
Health Care	15.0%
Industrials	12.4%
Energy	10.3%
Consumer Discretionary	9.6%
Consumer Staples	7.8%
Materials	3.0%
Telecommunication Services	2.7%
Utilities	0.7%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	2.2%
PepsiCo, Inc.	2.2%
Johnson & Johnson	2.1%
Wells Fargo & Co.	2.1%
Procter & Gamble Co.	2.0%
Verizon Communications, Inc.	2.0%
Visa, Inc.	2.0%
Parker Hannifin Corp.	1.9%
Merck & Co., Inc.	1.8%
Danaher Corp.	1.8%
Total of Net Assets	20.1%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 93.7%
Consumer Discretionary 9.6%
Bed Bath & Beyond, Inc.*	25,000	$1,606,500
Coach, Inc.	28,000	1,031,240
Comcast Corp.	50,000	2,736,500
Gap, Inc.	50,000	2,307,500
McDonald’s Corp.	33,000	3,092,760
Nordstrom, Inc.	20,000	1,385,000
Omnicom Group, Inc.	15,000	1,080,150
Time Warner Cable, Inc.	15,000	2,218,950
Time Warner, Inc.	47,000	3,620,410
TJX Cos., Inc.	40,000	2,384,400
TRW Automotive Holdings Corp.*	26,200	2,522,798
		23,986,208
Consumer Staples 6.6%
CVS Caremark Corp.	40,000	3,178,000
Kraft Foods Group, Inc.	48,000	2,827,200
PepsiCo, Inc.	58,000	5,364,420
Procter & Gamble Co.	60,000	4,986,600
		16,356,220
Energy 10.3%
Apache Corp.	21,800	2,219,894
Baker Hughes, Inc.	43,000	2,973,020
ConocoPhillips	50,000	4,061,000
Devon Energy Corp.	40,000	3,016,800
EOG Resources, Inc.	20,000	2,197,600
Marathon Oil Corp.	88,000	3,668,720
Marathon Petroleum Corp.	30,000	2,730,300
Noble Energy, Inc.	40,000	2,885,600
Williams Cos., Inc.	33,000	1,961,520
		25,714,454
Financials 15.3%
ACE Ltd.	17,500	1,860,775
American Express Co.	33,000	2,955,150
CME Group, Inc.	36,000	2,755,800
Discover Financial Services	60,000	3,742,200
JPMorgan Chase & Co.	72,774	4,326,414
McGraw-Hill Financial, Inc.	40,000	3,245,200
MetLife, Inc.	60,000	3,284,400
Morgan Stanley	100,000	3,431,000
PNC Financial Services Group, Inc.	33,000	2,796,750
The Travelers Cos., Inc.	26,000	2,462,460
US Bancorp	50,000	2,114,000
Wells Fargo & Co.	100,000	5,144,000
		38,118,149
Health Care 14.2%
Amgen, Inc.	27,000	3,763,260
Becton Dickinson & Co.	24,500	2,870,665
Bristol-Myers Squibb Co.	65,000	3,292,250
Covidien PLC	30,000	2,604,900
Eli Lilly & Co.	21,000	1,334,760
Gilead Sciences, Inc.*	20,000	2,151,600
Johnson & Johnson	51,500	5,342,095
Medtronic, Inc.	35,000	2,234,750
Merck & Co., Inc.	76,000	4,568,360
Stryker Corp.	20,000	1,666,200
UnitedHealth Group, Inc.	25,000	2,167,000
Zimmer Holdings, Inc.	16,000	1,588,960
Zoetis, Inc.	50,000	1,772,000
		35,356,800
Industrials 11.8%
Canadian Pacific Railway Ltd.	19,000	3,811,400
Danaher Corp.	57,000	4,366,770
Deere & Co.	22,000	1,849,980
Emerson Electric Co.	50,000	3,201,000
FedEx Corp.	4,000	591,520
Parker Hannifin Corp.	40,000	4,620,000
Precision Castparts Corp.	14,000	3,416,840
Tyco Int’l. Ltd.	65,000	2,900,300
United Parcel Service, Inc.	20,000	1,946,600
Verisk Analytics, Inc.*	40,000	2,567,600
		29,272,010
Information Technology 20.2%
Accenture PLC	27,000	2,188,620
Altera Corp.	66,000	2,332,440

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
ANSYS, Inc.*	25,000	$2,032,500
Apple, Inc.	42,000	4,305,000
Check Point Software Technologies Ltd.*	38,000	2,698,760
Cisco Systems, Inc.	160,000	3,998,400
EMC Corp.	110,000	3,248,300
Int’l. Business Machines Corp.	13,000	2,499,900
KLA-Tencor Corp.	29,700	2,269,674
Microsoft Corp.	120,040	5,453,417
NetApp, Inc.	56,500	2,382,040
Riverbed Technology, Inc.*	85,000	1,601,400
Seagate Technology PLC	43,000	2,690,940
Synopsys, Inc.*	58,000	2,372,200
Texas Instruments, Inc.	85,000	4,095,300
Visa, Inc.	23,000	4,887,960
Western Union Co.	75,000	1,310,250
		50,367,101
Materials 3.0%
Crown Holdings, Inc.*	75,000	3,620,250
Ecolab, Inc.	5,000	574,100
Praxair, Inc.	25,000	3,288,750
		7,483,100
Telecommunication Services 2.0%
Verizon Communications, Inc.	99,000	4,932,180

Utilities 0.7%
AES Corp.	120,000	1,821,600
Total Domestic Common Stocks (Cost $147,456,547)		233,407,822

Foreign Stocks & ADR’s 4.3%
Mexico 0.7%
America Movil SAB de CV ADR	76,000	1,862,760

Netherlands 1.2%
Unilever NV	75,000	3,123,000

Spain 1.0%
Banco Bilbao Vizcaya Argentaria SA ADR	200,002	2,426,024

Switzerland 1.4%
ABB Ltd. ADR	60,000	1,366,200
Roche Holding AG ADR	55,000	2,008,050
		3,374,250
Total Foreign Stocks & ADR’s (Cost $11,082,678)		10,786,034

Institutional Money Market Funds 1.9%
State Street Institutional US Government Money Market Fund (Cost $4,684,918)	4,684,918	4,684,918
Total Investments 99.9% (Cost $163,224,143)†		248,878,774

Other Assets in Excess of Liabilities 0.1%		288,785
Net Assets 100.0%		$249,167,559

*	Non-income producing.

†

Cost for federal income tax purposes is $163,224,143. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $85,654,631 of which $87,524,004 related to appreciated securities and $1,869,373 related to depreciated securities.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Mid Cap Opportunities Fund

(Unaudited)

Fund Profile

at August 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.7%
Industrials	19.6%
Financials	16.4%
Health Care	12.3%
Consumer Discretionary	11.9%
Energy	8.9%
Consumer Staples	3.3%
Materials	2.8%
Utilities	2.3%

Top 10 Holdings**

Description	Percent of Net Assets
Open Text Corp.	2.5%
DENTSPLY Int’l., Inc.	2.4%
Quanta Services, Inc.	2.3%
ITC Holdings Corp.	2.3%
Waste Connections, Inc.	2.3%
CareFusion Corp.	2.2%
Jarden Corp.	2.2%
Jacobs Engineering Group, Inc.	2.1%
MEDNAX, Inc.	2.1%
Riverbed Technology, Inc.	2.1%
Total of Net Assets	22.5%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 92.9%
Consumer Discretionary 11.9%
Ascena Retail Group, Inc.*	136,370	$2,371,474
BorgWarner, Inc.	27,490	1,709,603
Jarden Corp.*	50,690	3,030,755
John Wiley & Sons, Inc.	25,850	1,549,708
Life Time Fitness, Inc.*	36,490	1,682,189
PVH Corp.	14,110	1,647,201
Tiffany & Co.	21,620	2,182,323
Tractor Supply Co.	31,330	2,097,544
		16,270,797
Consumer Staples 3.3%
Church & Dwight Co., Inc.	26,910	1,836,339
Flowers Foods, Inc.	136,985	2,682,166
		4,518,505
Energy 8.9%
Core Laboratories NV	11,030	1,742,630
Denbury Resources, Inc.	140,820	2,424,921
FMC Technologies, Inc.*	34,260	2,118,638
Oasis Petroleum, Inc.*	45,290	2,227,815
Range Resources Corp.	22,030	1,731,338
Tidewater, Inc.	36,060	1,834,372
		12,079,714
Financials 12.7%
Affiliated Managers Group, Inc.*	11,350	2,396,553
City National Corp.	26,310	1,996,403
East West Bancorp, Inc.	53,500	1,863,940
HCC Insurance Holdings, Inc.	41,730	2,092,342
Invesco Ltd.	66,180	2,702,791
Raymond James Financial, Inc.	42,480	2,321,107
Signature Bank*	15,240	1,805,330
SVB Financial Group*	19,560	2,177,419
		17,355,885
Health Care 12.3%
Bio-Rad Laboratories, Inc.*	16,430	1,975,872
CareFusion Corp.*	66,690	3,061,738
DENTSPLY Int’l., Inc.	67,040	3,198,143
Henry Schein, Inc.*	18,390	2,201,099
MEDNAX, Inc.*	49,900	2,856,775
Resmed, Inc.	29,390	1,559,139
Varian Medical Systems, Inc.*	23,100	1,963,962
		16,816,728
Industrials 19.6%
Ametek, Inc.	41,290	2,185,893
Flowserve Corp.	28,480	2,161,347
Genesee & Wyoming, Inc.*	28,070	2,760,123
IHS, Inc.*	16,440	2,342,207
Interface, Inc.	89,500	1,524,185
Jacobs Engineering Group, Inc.*	53,430	2,880,411
Masco Corp.	100,590	2,360,847
Quanta Services, Inc.*	86,940	3,159,400
Regal Beloit Corp.	23,390	1,662,327
Stericycle, Inc.*	21,410	2,544,579
Waste Connections, Inc.	62,850	3,083,421
		26,664,740
Information Technology 19.1%
Altera Corp.	58,040	2,051,134
Dolby Laboratories, Inc.*	55,300	2,575,874
Informatica Corp.*	83,240	2,834,738
Microchip Technology, Inc.	42,380	2,069,415
Nuance Communications, Inc.*	150,830	2,565,618
ON Semiconductor Corp.*	221,930	2,166,037
Open Text Corp.	61,310	3,447,461
Plantronics, Inc.	43,050	2,054,777
Riverbed Technology, Inc.*	150,570	2,836,739
Sapient Corp.*	140,400	2,037,204
Skyworks Solutions, Inc.	24,430	1,384,204
		26,023,201
Materials 2.8%
AptarGroup, Inc.	21,940	1,407,451
Steel Dynamics, Inc.	101,110	2,349,796
		3,757,247

	Shares	Value (Note 2)
Utilities 2.3%
ITC Holdings Corp.	83,780	$3,129,183
Total Domestic Common Stocks (Cost $102,680,881)		126,616,000

Foreign Stocks & ADR’s 1.6%
Israel 1.6%
NICE Systems Ltd. ADR (Cost $2,098,188)	55,780	2,198,290
Real Estate Investment Trusts 3.7%
Financials 3.7%
Digital Realty Trust, Inc.(a)	30,740	2,005,785
Federal Realty Investment Trust	8,170	1,019,452
Home Properties, Inc.(a)	30,630	1,967,059
Total Real Estate Investment Trusts (Cost $4,521,653)		4,992,296

Institutional Money Market Funds 1.7%
State Street Institutional US Government Money Market Fund (Cost $2,367,001)	2,367,001	2,367,001
Total Investments 99.9% (Cost $111,667,723)†		136,173,587

Other Assets in Excess of Liabilities 0.1%		161,147
Net Assets 100.0%		$136,334,734

*	Non-income producing.

†

Cost for federal income tax purposes is $111,667,723. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $24,505,864 of which $25,912,461 related to appreciated securities and $1,406,597 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at August 31, 2014

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	24.1%
1 yr. to 2.99 yrs.	9.0%
3 yrs. to 3.99 yrs.	10.2%
4 yrs. to 5.99 yrs.	18.2%
6 yrs. to 7.99 yrs.	31.9%
8 yrs. and over	6.6%

Average Effective Duration 4.4 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
Interpublic Group of Cos, Inc.	4.20%	04/15/24	1.8%
Seagate HDD Cayman	4.75%	06/01/23	1.8%
Williams Cos, Inc.	4.55%	06/24/24	1.7%
Advanced Micro Devices, Inc.	7.00%	07/01/24	1.6%
Interface Security Systems Holdings, Inc.	9.25%	01/15/18	1.4%
Regency Energy Partners LP	5.00%	10/01/22	1.3%
Cadence Financial Corp.	7.25%	06/28/29	1.3%
Chrysler Group LLC	8.25%	06/15/21	1.3%
FNMA AT2016	3.00%	04/01/43	1.2%
FNMA AS1586	4.50%	01/01/44	1.1%
Total of Net Assets			14.5%

* The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgagebacked bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 16.3%
U.S. Government Agency Obligations 16.3%
Federal Farm Credit Bank 5.1%
Agency Discount Notes:
0.01%, 09/04/14	30,000 M	$29,999,925

Federal Home Loan Bank 1.5%
Agency Discount Notes:
0.04%, 09/03/14	8,600 M	8,599,983

Federal Home Loan Mortgage Corporation 2.5%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	3,000 M	3,315,348

Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,706 M	1,734,301

30-Year:
FHLMC A90197
4.5%, 12/01/39	3,269 M	3,533,072
FHLMC Q02664
4.5%, 08/01/41	5,723 M	6,185,400
		9,718,472
Total Federal Home Loan Mortgage Corporation		14,768,121

Federal National Mortgage Association 5.6%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR
2.5%, 12/01/99(a)	2,280 M	$2,311,350

30-Year:
FNMA 725423
5.5%, 05/01/34	1,166 M	1,310,943
FNMA 725610
5.5%, 07/01/34	1,086 M	1,220,392
FNMA AD9193
5%, 09/01/40	3,119 M	3,450,288
FNMA OCT TBA
4%, 10/01/41(a)	5,000 M	5,283,008
FNMA AL2860
3%, 12/01/42	2,161 M	2,161,856
FNMA AT2016
3%, 04/01/43	7,426 M	7,413,625
FNMA AS1586
4.5%, 01/01/44	6,076 M	6,572,694
FNMA TBA 30YR
3%, 12/01/99(a)	3,450 M	3,425,810
		30,838,616
Total Federal National Mortgage Association		33,149,966

Government National Mortgage Corporation 1.6%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	3,750 M	4,187,597
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,012,774
GNR 12-147 IO
.6011%, 04/16/54	15,186 M	764,896
		7,965,267
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,356 M	1,478,636
Total Government National Mortgage Corporation		9,443,903
Total U.S. Government Obligations (Cost $95,243,994)		95,961,898

Domestic Corporate Bonds 56.3%
Basic Industry 6.6%
Alfa SAB de CV
5.25%, 03/25/24(b)	3,595 M	3,891,587
Allegheny Technologies, Inc.
5.875%, 08/15/23	4,065 M	4,491,484
Alpha Natural Resources, Inc.
6.25%, 06/01/21	2,000 M	1,380,000
Barrick Gold Corp.
4.1%, 05/01/23	4,020 M	4,084,388

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
CF Industries, Inc.
3.45%, 06/01/23	3,065 M	$3,064,923
Cornerstone Chemical Co.
9.375%, 03/15/18(b)	3,095 M	3,280,700
Glencore Funding LLC
4.125%, 05/30/23(b)	3,950 M	4,038,654
Methanex Corp.
5.25%, 03/01/22	1,900 M	2,118,819
Packaging Corp of America
4.5%, 11/01/23	2,260 M	2,442,484
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,100 M	2,187,692
Samarco Mineracao SA
5.75%, 10/24/23(b)	4,035 M	4,329,555
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	3,200 M	3,632,000
		38,942,286
Capital Goods 0.7%
Ardagh Finance Holdings SA
8.625%, 06/15/19(b)	4,000 M	4,165,000

Communications 7.1%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	3,175 M	3,349,625
Cogeco Cable, Inc.
4.875%, 05/01/20(b)	2,600 M	2,635,750
DIRECTV Holdings LLC
3.8%, 03/15/22	3,970 M	4,144,517
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	10,100 M	10,480,285
Level 3 Escrow II, Inc.
5.375%, 08/15/22(b)	4,000 M	4,030,000
Numericable Group SA
6%, 05/15/22(b)	2,950 M	3,042,188
Rogers Communications, Inc.
4.1%, 10/01/23	4,060 M	4,264,145
T-Mobile USA, Inc.
6.125%, 01/15/22	425 M	442,000
Verizon Communications, Inc.
6.55%, 09/15/43	4,000 M	5,159,524
Videotron Ltd.
5%, 07/15/22	3,665 M	3,784,113
		41,332,147
Consumer Cyclical 4.9%
American Axle & Manufacturing, Inc.
6.25%, 03/15/21	4,000 M	4,260,000
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	4,000 M	4,077,728
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	1,035 M	1,103,569
6.125%, 07/01/22(b)	500 M	520,625
Chrysler Group LLC
8.25%, 06/15/21	6,665 M	7,481,462
Ford Motor Credit Co LLC
4.25%, 09/20/22	4,020 M	4,302,554
General Motors Financial Co., Inc.
4.25%, 05/15/23	3,000 M	3,071,250
QVC, Inc.
4.375%, 03/15/23	3,970 M	4,008,072
		28,825,260
Consumer Non-Cyclical 1.3%
Community Health Systems, Inc.
5.125%, 08/15/18	4,000 M	4,170,000
Pernod-Ricard SA
4.45%, 01/15/22(b)	3,250 M	3,499,096
		7,669,096
Energy 16.1%
Access Midstream Partners LP
6.125%, 07/15/22	3,000 M	3,277,500
American Eagle Energy Corp.
11%, 09/01/19(b)	3,500 M	3,504,375
American Energy-Permian Basin LLC
7.375%, 11/01/21(b)	5,000 M	4,900,000
Gastar Exploration, Inc.
8.625%, 05/15/18	4,965 M	5,163,600
Halcon Resources Corp.
8.875%, 05/15/21	2,970 M	3,140,775
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	2,170 M	2,359,875
Nabors Industries, Inc.
5.1%, 09/15/23	2,175 M	2,411,925
New Gulf Resources LLC/NGR Finance Corp.
11.75%, 05/15/19(b)	4,600 M	4,743,750
NGL Energy Partners LP
6.875%, 10/15/21(b)	4,450 M	4,794,875
Penn Virginia Resource Partners LP
8.375%, 06/01/20	385 M	429,679
6.5%, 05/15/21	1,515 M	1,639,987
Regency Energy Partners LP
5%, 10/01/22	7,500 M	7,762,500
Rowan Cos, Inc.
4.875%, 06/01/22	3,915 M	4,208,280
Samson Investment Co.
10.75%, 02/15/20	4,750 M	4,868,750
Schahin II Finance Co SPV Ltd.
5.875%, 09/25/23	3,817 M	3,730,942
Spectra Energy Capital LLC
3.3%, 03/15/23	2,730 M	2,639,118
Talisman Energy, Inc.
3.75%, 02/01/21	2,410 M	2,497,541
TC PipeLines LP
4.65%, 06/15/21	4,105 M	4,385,889
Tervita Corp.
10.875%, 02/15/18(b)	2,260 M	2,353,225
9.75%, 11/01/19(b)	2,440 M	2,458,300
Tesoro Corp.
5.125%, 04/01/24	4,000 M	4,005,000
Transocean, Inc.
6.5%, 11/15/20	4,010 M	4,541,465
Weatherford Int’l. Ltd
5.125%, 09/15/20	4,015 M	4,473,465
Williams Cos, Inc.
4.55%, 06/24/24	10,000 M	10,090,170
		94,380,986
Financials 4.3%
Cadence Financial Corp.
7.25%, 06/28/29(b)	7,500 M	7,668,750
Fifth Street Finance Corp.
4.875%, 03/01/19	2,500 M	2,613,345
FirstMerit Corp.
4.35%, 02/04/23	2,845 M	3,000,824
Prospect Capital Corp.
5%, 07/15/19	2,400 M	2,503,586
Wells Fargo & Co
4.1%, 06/03/26	4,000 M	4,097,456
Wintrust Financial Corp.
5%, 06/13/24	5,000 M	5,274,700
		25,158,661
Insurance 2.9%
American Int’l. Group, Inc.
5.6%, 10/18/16	3,040 M	3,324,374
Five Corners Funding Trust
4.419%, 11/15/23(b)	4,000 M	4,277,072
Genworth Holdings, Inc.
4.9%, 08/15/23	4,230 M	4,494,362
Infinity Property & Casualty Corp.
5%, 09/19/22	1,940 M	2,068,428
XL Group PLC
6.5%, 12/29/49(c)	3,035 M	2,940,156
		17,104,392
Real Estate 4.3%
ARC Properties Operating Partnership LP
3%, 02/06/19(b)	1,475 M	1,479,881
CBL & Associates LP
5.25%, 12/01/23	2,490 M	2,719,184
Government Properties Income Trust
3.75%, 08/15/19	5,200 M	5,251,173
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	775 M	876,993
Piedmont Operating Partnership LP
4.45%, 03/15/24	3,300 M	3,406,597
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,625 M	6,065,415
UDR, Inc.
4.625%, 01/10/22	1,000 M	1,092,531
WP Carey, Inc.
4.6%, 04/01/24	4,130 M	4,322,289
		25,214,063
Technology 7.0%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	760 M	803,700
7%, 07/01/24(b)	9,000 M	9,202,500
Amphenol Corp.
2.55%, 01/30/19	4,050 M	4,100,062
Ericsson LM
4.125%, 05/15/22	4,150 M	4,363,630
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18	7,735 M	8,005,725
Micron Technology, Inc.
5.5%, 02/01/25(b)	4,000 M	4,060,000

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Seagate HDD Cayman
4.75%, 06/01/23	10,035 M	$10,411,312
		40,946,929
Transportation 1.1%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	2,625 M	2,686,021
Watco Cos LLC
6.375%, 04/01/23(b)	3,746 M	3,849,015
		6,535,036
Total Domestic Corporate Bonds (Cost $321,304,028)		330,273,856

Residential Mortgage-Backed Securities 0.8%
Financials 0.8%
Bear Stearns Trust FLT
2.6226%, 06/25/34 (Cost $4,719,391)	4,631 M	4,736,415

Foreign Bonds 0.5%
Canada0.5%
Athabasca Oil Corp.
7.5%, 11/19/17(b) (Cost $2,713,355)	3,040 M	2,823,512

	Shares
Institutional Money Market Funds 15.0%
State Street Institutional US Government Money Market Fund (Cost $88,034,410)	88,034,410	88,034,410
Total Investments 88.9% (Cost $512,015,178)†		521,830,091

Other Assets in Excess of Liabilities 11.1%		64,869,734
Net Assets 100.0%		$586,699,825

†

Cost for federal income tax purposes is $512,015,178. At August 31, 2014 unrealized appreciation for federal income tax purposes aggregated $9,814,913 of which $9,929,541 related to appreciated securities and $114,628 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2014, the market value of rule 144A securities amounted to $96,687,625 or 16.48% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of fourteen separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Capital Growth Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C and Class I
Sentinel Georgia Municipal Bond Fund (a non-diversified series)	Class I
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel Growth Leaders Fund (a non-diversified series)	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund (formerly known as Short Maturity Government Fund prior to January 31, 2014)	Class A, Class I and Class S
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Multi-Asset Income Fund (formerly known as Conservative Strategies Fund prior to July 1, 2014)	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C and Class I
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In response to the Financial Accounting Standards Board’s issuance of Accounting Standards Update 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•      Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•      Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•      Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of August 31, 2014 were as follows:

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Discount Notes	$—	$9,999,975	$—	$9,999,975
Collateralized Mortgage Obligations	—	4,306,716	—	4,306,716
Domestic Common Stocks	206,090,645	—	—	206,090,645
Domestic Corporate Bonds	—	31,733,341	—	31,733,341
Foreign Stocks & ADR’s:
Australia	1,372,600	—	—	1,372,600
Mexico	1,470,600	—	—	1,470,600
Netherlands	3,331,200	—	—	3,331,200
Spain	2,122,556	—	—	2,122,556
Switzerland	1,365,380	1,825,500	—	3,190,880
Institutional Money Market Funds	—	22,401,631	—	22,401,631
Mortgage-Backed Securities	—	42,615,297	—	42,615,297
U.S. Treasury Obligations	—	9,999,988	—	9,999,988
Totals	$215,752,981	$122,882,448	$—	$338,635,429

Capital Growth:
Domestic Common Stocks	$97,265,962	$—	$—	$97,265,962
Foreign Stocks & ADR’s:
Australia	1,135,140	—	—	1,135,140
Mexico	2,469,627	—	—	2,469,627
Netherlands	2,082,000	—	—	2,082,000
Spain	1,236,775	—	—	1,236,775

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Switzerland	2,049,300	1,784,609	—	3,833,909
Institutional Money Market Funds	—	2,598,771	—	2,598,771
Totals	$106,238,804	$4,383,380	$—	$110,622,184

Common Stock:
Agency Discount Notes	$—	$9,999,913	$—	$9,999,913
Domestic Common Stocks	2,327,359,765	—	—	2,327,359,765
Domestic Exchange Traded Funds	25,088,750	—	—	25,088,750
Foreign Stocks & ADR’s:
Australia	13,726,000	—	—	13,726,000
Mexico	20,833,500	—	—	20,833,500
Netherlands	31,230,000	—	—	31,230,000
Spain	23,046,636	—	—	23,046,636
Switzerland	16,508,113	22,818,750	—	39,326,863
Institutional Money Market Funds	—	30,871,427	—	30,871,427
Totals	$2,457,792,764	$63,690,090	$—	$2,521,482,854

Georgia Municipal Bond:
Institutional Money Market Funds	$—	$400,709	$—	$400,709
Municipal Bonds	—	11,525,385	—	11,525,385
Totals	$—	$11,926,094	$—	$11,926,094

Government Securities:
Collateralized Mortgage Obligations	$—	$73,692,998	$—	$73,692,998
Institutional Money Market Funds	—	24,700,115	—	24,700,115
Mortgage-Backed Securities	—	296,150,153	—	296,150,153
Residential Mortgage-Backed Securities	—	11,700,072	—	11,700,072
Totals	$—	$406,243,338	$—	$406,243,338

Growth Leaders:
Domestic Common Stocks	$23,405,362	$—	$—	$23,405,362
Foreign Stocks & ADR’s	1,899,417	—	—	1,899,417
Institutional Money Market Funds	—	428,815	—	428,815
Totals	$25,304,779	$428,815	$—	$25,733,594

International Equity:
Domestic Common Stocks	$11,625,600	$—	$—	$11,625,600
Foreign Stocks & ADR’s:
Chile	3,011,800	—	—	3,011,800
China	3,003,280	1,236,641	—	4,239,921
Cyprus	—	3,367,993	—	3,367,993
France	—	18,220,040	—	18,220,040
Germany	—	16,214,238	—	16,214,238

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Hong Kong	—	2,744,981	—	2,744,981
India	—	4,480,853	—	4,480,853
Ireland	—	5,831,400	—	5,831,400
Japan	—	15,835,214	—	15,835,214
Luxembourg	—	3,552,080	—	3,552,080
Netherlands	—	2,429,332	—	2,429,332
Portugal	—	3,322,961	—	3,322,961
South Korea	—	3,409,255	—	3,409,255
Spain	—	5,892,363	—	5,892,363
Sweden	—	4,486,151	—	4,486,151
Switzerland	—	17,703,532	—	17,703,532
United Kingdom	—	26,565,897	—	26,565,897
Institutional Money Market Funds	—	2,757,854	—	2,757,854
Totals	$17,640,680	$138,050,785	$—	$155,691,465

Low Duration Bond:
Agency Discount Notes	$—	$14,999,963	$—	$14,999,963
Collateralized Mortgage Obligations	—	350,032,841	—	350,032,841
Domestic Corporate Bonds	—	342,096,350	—	342,096,350
Institutional Money Market Funds	—	57,325,355	—	57,325,355
Mortgage-Backed Securities	—	7,498,911	—	7,498,911
Residential Mortgage-Backed Securities	—	50,026,416	—	50,026,416
Totals	$—	$821,979,836	$—	$821,979,836

Mid Cap:
Agency Discount Notes	$—	$1,211,985	$—	$1,211,985
Domestic Common Stocks	127,509,518	—	—	127,509,518
Domestic Exchange Traded Funds	5,804,404	—	—	5,804,404
Foreign Stocks & ADR’s	2,224,300	—	—	2,224,300
Institutional Money Market Funds	—	1,461,299	—	1,461,299
Real Estate Investment Trusts	6,384,249	—	—	6,384,249
Totals	$141,922,471	$2,673,284	$—	$144,595,755

Multi-Asset Income:
Collateralized Mortgage Obligations	$—	$3,728,638	$—	$3,728,638
Domestic Common Stocks	106,257,684	—	—	106,257,684
Domestic Corporate Bonds	—	128,307,980	—	128,307,980
Foreign Bonds	—	1,588,226	—	1,588,226
Foreign Stocks & ADR’s:
Chile	547,600	—	—	547,600
China	536,300	—	—	536,300
France	—	1,803,760	—	1,803,760
Germany	—	467,666	—	467,666

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Hong Kong	—	433,418	—	433,418
India	—	672,128	—	672,128
Ireland	—	539,622	—	539,622
Japan	—	1,658,479	—	1,658,479
Luxembourg	—	555,012	—	555,012
Netherlands	832,800	391,885	—	1,224,685
Singapore	—	439,308	—	439,308
South Africa	—	904,817	—	904,817
South Korea	—	608,795	—	608,795
Spain	606,221	1,010,119	—	1,616,340
Sweden	—	697,846	—	697,846
Switzerland	—	3,824,222	—	3,824,222
United Kingdom	—	2,081,346	—	2,081,346
Institutional Money Market Funds	—	27,322,123	—	27,322,123
Mortgage-Backed Securities	—	42,555,842	—	42,555,842
Totals	$108,780,605	$219,591,232	$—	$328,371,837

Small Company:
Domestic Common Stocks	$971,725,033	$—	$—	$971,725,033
Domestic Exchange Traded Funds	27,710,746	—	—	27,710,746
Foreign Stocks & ADR’s	17,466,512	—	—	17,466,512
Institutional Money Market Funds	—	14,360,959	—	14,360,959
Real Estate Investment Trusts	63,474,656	—	—	63,474,656
Totals	$1,080,376,947	$14,360,959	$—	$1,094,737,906

Sustainable Core Opportunities:
Domestic Common Stocks	$233,407,822	$—	$—	$233,407,822
Foreign Stocks & ADR’s:
Mexico	1,862,760	—	—	1,862,760
Netherlands	3,123,000	—	—	3,123,000
Spain	2,426,024	—	—	2,426,024
Switzerland	1,366,200	2,008,050	—	3,374,250
Institutional Money Market Funds	—	4,684,918	—	4,684,918
Totals	$242,185,806	$6,692,968	$—	$248,878,774

Sustainable Mid Cap Opportunities:
Domestic Common Stocks	$126,616,000	$—	$—	$126,616,000
Foreign Stocks & ADR’s	2,198,290	—	—	2,198,290
Institutional Money Market Funds	—	2,367,001	—	2,367,001
Real Estate Investment Trusts	4,992,296	—	—	4,992,296
Totals	$133,806,586	$2,367,001	$—	$136,173,587

Total Return Bond:
Agency Discount Notes	$—	$38,599,908	$—	$38,599,908

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Collateralized Mortgage Obligations	—	11,280,615	—	11,280,615
Domestic Corporate Bonds	—	330,273,856	—	330,273,856
Foreign Bonds	—	2,823,512	—	2,823,512
Institutional Money Market Funds	—	88,034,410	—	88,034,410
Mortgage-Backed Securities	—	46,081,375	—	46,081,375
Residential Mortgage-Backed Securities	—	4,736,415	—	4,736,415
Totals	$—	$521,830,091	$—	$521,830,091

Investments in Securities - Liabilities:
None.

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives - Assets:
None.

Derivatives - Liabilities:
Low Duration Bond:
Futures Contracts	$(1,156,615	)*	$—	$—	$(1,156,615	)*

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended August 31, 2014.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended August 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title)	/s/ JOHN BIRCH
John Birch,
Chief Financial Officer

Date	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas H. Brownell
Thomas H. Brownell,
President and Chief Executive Officer

Date	October 29, 2014

By (Signature and Title)	/s/ JOHN BIRCH
John Birch,
Chief Financial Officer

Date	October 29, 2014